UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2011

Date of reporting period:	April 30, 2011

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional
Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual
Report

April 30, 2011

2011 Semi-Annual Report

April 30, 2011

Table of Contents

Shareholders' Letter	2

Performance Summary	3

Expense Examples	4

Portfolios of Investments:

Money Market Portfolio	6

Prime Portfolio	11

Government Portfolio	21

Government Securities Portfolio	24

Treasury Portfolio	25

Treasury Securities Portfolio	27

Tax-Exempt Portfolio	28

Statements of Assets and Liabilities	33

Statements of Operations	37

Statements of Changes in Net Assets	39

Financial Highlights	48

Notes to Financial Statements	63

U.S. Privacy Policy	68

Trustee and Officer Information	71

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Shareholders' Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds ("MSILF") Semi-Annual Report for the period ended April 30, 2011. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF's portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Kevin Klingert
President and Principal Executive Officer

May 2011

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2011, were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.15%	0.15%	0.10%	0.10%	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Prime	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.09%	0.09%	0.04%	0.04%	–0.01%	–0.01%	–0.06%	–0.06%	–0.16%	–0.16%	–0.41%	–0.41%	–0.06%	–0.06%
Prime	0.06%	0.06%	0.01%	0.01%	–0.04%	–0.04%	–0.09%	–0.09%	–0.19%	–0.19%	–0.44%	–0.44%	–0.09%	–0.09%
Government	–0.09%	–0.09%	–0.14%	–0.14%	–0.19%	–0.19%	–0.24%	–0.24%	–0.34%	–0.33%	–0.59%	–0.58%	–0.24%	–0.24%
Government Securities	–0.12%	–0.12%	–0.17%	–0.17%	–0.22%	–0.22%	–0.27%	–0.27%	–0.37%	–0.37%	–0.62%	–0.62%	–0.27%	–0.27%
Treasury	–0.13%	–0.13%	–0.18%	–0.18%	–0.23%	–0.23%	–0.28%	–0.28%	–0.38%	–0.38%	–0.63%	–0.63%	–0.28%	–0.28%
Treasury Securities	–0.38%	–0.38%	–0.43%	–0.43%	–0.48%	–0.48%	–0.53%	–0.53%	–0.63%	–0.63%	–0.88%	–0.88%	–0.53%	–0.53%
Tax-Exempt	0.00%	0.00%	–0.05%	–0.05%	–0.10%	–0.10%	–0.15%	–0.15%	–0.25%	–0.25%	–0.50%	–0.50%	–0.15%	–0.15%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the "Portfolios") are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Institutional Select, Investor and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Expense Examples (cont'd)

Portfolio	Beginning Account Value 11/1/10	Actual Ending Account Value 4/30/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Institutional Class	$1,000.00	$1,001.00	$1,024.13	$0.80	$0.81	0.16%
Money Market Institutional Select Class	1,000.00	1,000.70	1,023.88	1.05	1.06	0.21
Money Market Investor Class	1,000.00	1,000.50	1,023.64	1.30	1.31	0.26
Money Market Administrative Class	1,000.00	1,000.30	1,023.39	1.55	1.56	0.31
Money Market Advisory Class	1,000.00	1,000.10	1,023.19	1.75	1.77	0.35
Money Market Participant Class	1,000.00	1,000.00	1,023.14	1.80	1.82	0.36
Money Market Cash Management Class	1,000.00	1,000.30	1,023.39	1.55	1.56	0.31
Prime Institutional Class	1,000.00	1,000.80	1,024.13	0.80	0.81	0.16
Prime Institutional Select Class	1,000.00	1,000.60	1,023.88	1.05	1.06	0.21
Prime Investor Class	1,000.00	1,000.30	1,023.64	1.30	1.31	0.26
Prime Administrative Class	1,000.00	1,000.10	1,023.44	1.50	1.51	0.30
Prime Advisory Class	1,000.00	1,000.00	1,023.39	1.55	1.56	0.31
Prime Participant Class	1,000.00	1,000.00	1,023.39	1.55	1.56	0.31
Prime Cash Management Class	1,000.00	1,000.10	1,023.44	1.50	1.51	0.30
Government Institutional Class	1,000.00	1,000.20	1,024.18	0.75	0.76	0.15
Government Institutional Select Class	1,000.00	1,000.10	1,024.08	0.85	0.86	0.17
Government Investor Class	1,000.00	1,000.00	1,023.93	1.00	1.01	0.20
Government Administrative Class	1,000.00	1,000.00	1,024.03	0.90	0.91	0.18
Government Advisory Class	1,000.00	1,000.00	1,023.98	0.95	0.96	0.19
Government Participant Class	1,000.00	1,000.10	1,024.03	0.90	0.91	0.18
Government Cash Management Class	1,000.00	1,000.00	1,023.98	0.95	0.96	0.19
Government Securities Institutional Class	1,000.00	1,000.10	1,024.13	0.80	0.81	0.16
Government Securities Institutional Select Class	1,000.00	1,000.10	1,024.13	0.80	0.81	0.16
Government Securities Investor Class	1,000.00	1,000.10	1,024.08	0.85	0.86	0.17
Government Securities Administrative Class	1,000.00	1,000.10	1,024.08	0.85	0.86	0.17
Government Securities Advisory Class	1,000.00	1,000.10	1,024.08	0.85	0.86	0.17
Government Securities Participant Class	1,000.00	1,000.10	1,024.08	0.85	0.86	0.17
Government Securities Cash Management Class	1,000.00	1,000.10	1,024.08	0.85	0.86	0.17
Treasury Institutional Class	1,000.00	1,000.10	1,024.18	0.75	0.76	0.15
Treasury Institutional Select Class	1,000.00	1,000.10	1,024.13	0.80	0.81	0.16
Treasury Investor Class	1,000.00	1,000.10	1,024.08	0.85	0.86	0.17
Treasury Administrative Class	1,000.00	1,000.00	1,024.08	0.85	0.86	0.17
Treasury Advisory Class	1,000.00	1,000.00	1,024.13	0.80	0.81	0.16
Treasury Participant Class	1,000.00	1,000.00	1,024.13	0.80	0.81	0.16
Treasury Cash Management Class	1,000.00	1,000.00	1,024.08	0.85	0.86	0.17
Treasury Securities Institutional Class	1,000.00	1,000.10	1,024.38	0.55	0.56	0.11
Treasury Securities Institutional Select Class	1,000.00	1,000.10	1,024.33	0.60	0.61	0.12
Treasury Securities Investor Class	1,000.00	1,000.10	1,024.38	0.55	0.56	0.11
Treasury Securities Administrative Class	1,000.00	1,000.10	1,024.38	0.55	0.56	0.11
Treasury Securities Advisory Class	1,000.00	1,000.10	1,024.38	0.55	0.56	0.11
Treasury Securities Participant Class	1,000.00	1,000.10	1,024.38	0.55	0.56	0.11
Treasury Securities Cash Management Class	1,000.00	1,000.00	1,024.38	0.55	0.56	0.11
Tax-Exempt Institutional Class	1,000.00	1,000.50	1,024.03	0.90	0.91	0.18
Tax-Exempt Institutional Select Class	1,000.00	1,000.20	1,023.78	1.15	1.16	0.23
Tax-Exempt Investor Class	1,000.00	1,000.10	1,023.64	1.30	1.31	0.26
Tax-Exempt Administrative Class	1,000.00	1,000.10	1,023.64	1.30	1.31	0.26
Tax-Exempt Advisory Class	1,000.00	1,000.00	1,023.64	1.30	1.31	0.26
Tax-Exempt Participant Class	1,000.00	1,000.00	1,023.64	1.30	1.31	0.26
Tax-Exempt Cash Management Class	1,000.00	1,000.00	1,023.64	1.30	1.31	0.26

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (8.0%)
International Banks (8.0%)
Bank of Montreal
0.12%, 5/10/11	$75,000	$75,000
BNP Paribas
0.55%, 8/10/11	20,000	20,000
Credit Agricole Corporate and Investment Bank
0.41%, 5/4/11	148,000	148,000
DnB NOR Bank ASA
0.12%, 5/4/11	80,000	80,000
Total Certificates of Deposit (Cost $323,000)		323,000
Commercial Paper (a) (19.5%)
International Banks (19.5%)
ABN Amro Funding USA LLC,
0.27%, 8/5/11 (b)	50,000	49,965
0.31%, 6/16/11 (b)	53,000	52,979
0.33%, 5/3/11 (b)	25,000	25,000
Banque et Caisse
0.44%, 6/3/11	55,000	54,979
BNZ International Funding Ltd.
0.43%, 6/7/11 (b)	12,000	11,995
BPCE SA,
0.44%, 7/8/11 (b)	43,000	42,966
0.45%, 6/3/11 (b)	67,000	66,974
ING Funding LLC
0.29%, 7/8/11	98,000	97,947
NRW. Bank,
0.24%, 7/28/11 - 7/29/11 (b)	85,000	84,950
Skandinaviska Enskilda Banken AG,
0.28%, 5/2/11 - 5/4/11 (b)	163,500	163,499
Svenska Handelsbanken
0.29%, 7/15/11 (b)	94,600	94,544
Westpac Securities NZ Ltd.
0.31%, 6/6/11 (b)	37,000	36,989
Total Commercial Paper (Cost $782,787)		782,787
Floating Rate Notes (14.1%)
International Banks (14.1%)
Barclays Bank PLC
0.77%, 7/19/11	105,000	105,000
BNP Paribas
0.76%, 6/23/11	65,000	65,000
Lloyds TSB Bank PLC
0.77%, 7/29/11	140,000	140,000
Natixis
0.36%, 5/19/11	85,000	85,000
Societe Generale,
0.36%, 2/3/12	35,000	35,000
0.46%, 6/22/11	45,000	45,000
1.71%, 5/5/11	91,000	91,000
Total Floating Rate Notes (Cost $566,000)		566,000

	Face Amount (000)	Value (000)
Repurchase Agreements (42.4%)
Barclays Bank PLC, (0.50%, dated 4/29/11, due 5/2/11; proceeds $25,001; fully collateralized by Convertible Bonds; CMS Energy Corp. 5.50% due 6/15/29; Covanta Holding Corp. 3.25% due 6/1/14; DR Horton, Inc. 2.00% due 5/15/14; General Cable Corp. 4.50% due 11/15/29; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lennar Corp. 2.75% due 12/15/20; Liberty Media LLC 3.13% due 3/30/23; Teleflex, Inc. 3.88% due 8/1/17; Terex Corp. 4.00% due 6/1/15; TRW Automotive, Inc. 3.50% due 12/1/15; and Convertible Preferred Stocks; Bunge Ltd.; Omnicare Capital Trust II; valued at $28,251)	$25,000	$25,000
Barclays Bank PLC, (0.75%, dated 4/29/11, due 2/17/12; proceeds $35,214; fully collateralized by Convertible Bonds; CMS Energy Corp. 5.50% due 6/15/29; Covanta Holding Corp. 3.25% due 6/1/14; DR Horton, Inc. 2.00% due 5/15/14; General Cable Corp. 4.50% due 11/15/29; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lennar Corp. 2.75% due 12/15/20; Liberty Media LLC 3.13% due 3/30/23; Teleflex, Inc. 3.88% due 8/1/17; Terex Corp. 4.00% due 6/1/15; TRW Automotive, Inc. 3.50% due 12/1/15; and Convertible Preferred Stocks; Bunge Ltd.; Omnicare Capital Trust II; valued at $39,551)	35,000	35,000
BNP U.S. Finance Corp., (0.05%, dated 4/29/11, due 5/2/11; proceeds $358,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 5.50% due 11/15/39 - 1/20/41; valued at $368,179)	358,000	358,000
BNP U.S. Finance Corp., (0.22%, dated 4/29/11, due 5/2/11; proceeds $60,001; fully collateralized by Corporate Bonds; Hewlett-Packard Co. 4.25% due 2/24/12; HSBC Finance Corp. 0.62% due 7/19/12; valued at $63,067)	60,000	60,000
BNP U.S. Finance Corp., (0.40%, dated 4/29/11, due 5/2/11; proceeds $20,001; fully collateralized by Corporate Bonds; Sabre Holdings Corp. 7.35% due 8/1/11; SunGard Data Systems, Inc. 10.63% due 5/15/15; valued at $21,181)	20,000	20,000
BNP U.S. Finance Corp., (0.63%, dated 3/8/11,
due 6/10/11; proceeds $15,025; fully
collateralized by Corporate Bonds; Ally
Financial, Inc. 8.00% - 8.30% due 2/12/15 -
11/1/31; Aptalis Pharma, Inc. 12.75% due
3/1/16; Ashland, Inc. 9.13% due 6/1/17;
Belo Corp. 6.75% due 5/30/13; Constellation
Brands, Inc. 7.25% due 9/1/16; Cricket
Communications, Inc. 7.75% - 10.00% due
7/15/15 - 10/15/20; ING Capital Funding
Trust III 3.91% due 12/29/49; Lennar Corp.
12.25% due 6/1/17; Pernod-Ricard SA 5.75%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
due 4/7/21; Pulte Group, Inc. 5.25% due 1/15/14; Radian Group, Inc. 5.63% due 2/15/13; Sabre Holdings Corp. 7.35% due 8/1/11; Seagate Technology HDD Holdings 6.38% due 10/1/11; SunGard Data Systems, Inc. 10.63% due 5/15/15; Toys R Us, Inc. 7.63% due 8/1/11; United Rentals North America, Inc. 9.25% due 12/15/19; UPC Holding BV 9.88% due 4/15/18; Windstream Corp. 8.13% due 8/1/13; XM Satellite Radio, Inc. 13.00% due 8/1/14; valued at $15,900)	$15,000	$15,000
Citigroup, Inc., (0.06%, dated 4/29/11, due 5/2/11; proceeds $75,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 5.00% due 9/1/21 - 4/1/38; Federal National Mortgage Association 3.50% - 6.00% due 11/1/25 - 8/1/37; valued at $77,150) (Note H)	75,000	75,000
Credit Suisse First Boston, (0.25%, dated
4/29/11, due 5/2/11; proceeds $170,004;
fully collateralized by Common Stocks;
Amdocs Ltd.; American Medical Systems
Holdings, Inc.; American Safety Insurance
Holdings Ltd.; Atheros Communications, Inc.;
Bank of Kentucky Financial Corp.; Beckman
Coulter, Inc.; BP PLC; Charles River
Laboratories International, Inc.; China
Unicom Hong Kong Ltd.; City Telecom HK
Ltd.; CNA Surety Corp.; Comcast Corp.;
Community Health Systems, Inc.; Cresud;
Dendreon Corp.; Destination Maternity Corp.;
Dionex Corp.; DISH Network Corp.; Dollar
Thrifty Automotive Group, Inc.; Energizer
Holdings, Inc.; Equity Lifestyle Properties, Inc.;
Everest Re Group Ltd.; Herman Miller, Inc.;
Hypercom Corp.; JW Mays, Inc.; Kansas City
Southern; LaBarge, Inc.; Ladish Co., Inc.;
Lennar Corp.; Ligand Pharmaceuticals, Inc.;
Lubrizol Corp.; Luxottica Group SpA;
M/I Homes, Inc.; Manitowoc Co, Inc. (The);
Manpower, Inc.; Marten Transport Ltd.;
McDermott International, Inc.; Medicines Co.
(The); Mediware Information Systems; Men's
Wearhouse, Inc. (The); Merit Medical Systems,
Inc.; Microsemi Corp.; Mid-America Apartment
Communities, Inc.; Mine Safety Appliances Co.;
Minerals Technologies, Inc.; Mitcham Industries,
Inc.; Mitsui & Co. Ltd.; Mocon, Inc.; Molex, Inc.;
MSC Industrial Direct Co.; NACCO Industries,
Inc.; National Fuel Gas Co.; Nationwide Health
Properties, Inc.; Navigant Consulting, Inc.; NCI
Building Systems, Inc.; NN, Inc.; Nova
Measuring Instruments Ltd.; NTT DoCoMo, Inc.;
Ohio Valley Banc Corp.; Panasonic Corp.;
Petroleo Brasileiro SA; Rediff.Com India Ltd.;
Smith & Nephew PLC; Unilever N.V.; Yamana
Gold, Inc.; valued at $178,517)	170,000	170,000

	Face Amount (000)	Value (000)
Deutsche Bank Securities, Inc., (0.05%, dated 4/29/11, due 5/2/11; proceeds $399,642; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 7.00% due 4/1/23 - 4/1/41; valued at $411,635)	$399,640	$399,640
Deutsche Bank Securities, Inc., (0.20%, dated 4/29/11, due 5/2/11; proceeds $20,000; fully collateralized by Corporate Bonds; Diamond Offshore Drilling, Inc. 5.88% due 5/1/19; Verizon Communications, Inc. 4.35% - 4.90% due 2/15/13 - 9/15/15; valued at $21,000)	20,000	20,000
Deutsche Bank Securities, Inc., (0.23%, dated
4/29/11, due 5/2/11; proceeds $90,002;
fully collateralized by Common Stocks;
3SBio, Inc.; AES Corp. (The); Agrium, Inc.;
Altria Group, Inc.; Anglogold Ashanti Ltd.;
ASM International N.V.; Baidu, Inc.; Banco
Macro SA; Best Buy, Inc.; Canadian Pacific
Railway Ltd.; Canon, Inc.; Charm
Communications, Inc.; China Petroleum &
Chemical Corp.; Cia de Minas Buenaventura
SA; CIGNA Corp.; Cisco Systems, Inc.; Citrix
Systems, Inc.; City Telecom HK Ltd.; CNOOC
Ltd.; Coca-Cola Femsa SAB de CV; Cosan Ltd.;
Credicorp Ltd.; Eaton Corp.; eLong, Inc.;
Elster Group SE; Enersis SA; Formula Systems
1985 Ltd.; Gol Linhas Aereas Inteligentes SA;
Grupo Financiero Galicia SA; ICICI Bank Ltd.;
ICON PLC; Iron Mountain, Inc.; Nordion, Inc.;
Partner Communications Co. Ltd.; Penn West
Petroleum Ltd.; Promotora de Informaciones
SA; Quad/Graphics, Inc.; Smurfit-Stone
Container Corp.; TAM SA; Telefonaktiebolaget
LM Ericsson; Ternium SA; Teva Pharmaceutical
Industries Ltd.; Walt Disney Co. (The);
Wimm-Bill-Dann Foods OJSC; Yahoo!, Inc.;
YPF SA; and Preferred Stocks; Ally Financial,
Inc.; Corts-Ford; Country Wide Capital IV; First
Bancorp Puerto Rico; Glimcher Realty Trust;
Goldman Sachs Group, Inc.; JPMorgan Chase
Capital Trust; Metlife, Inc.; MPG Office Trust,
Inc.; SL Green Realty Corp.; valued at $94,500)	90,000	90,000
Deutsche Bank Securities, Inc., (0.45%, dated
4/29/11, due 5/2/11; proceeds $30,001;
fully collateralized by Convertible Bonds;
Amkor Technology, Inc. 2.50% due 5/15/11;
Beckman Coulter, Inc. 2.50% due 12/15/36;
FTI Consulting, Inc. 3.75% due 7/15/12;
GenCorp, Inc. 2.25% due 11/15/24; General
Cable Corp. 4.50% due 11/15/29;
Greenbrier Cos., Inc. 2.38% due 5/15/26;
Hospitality Properties Trust 3.80%
due 3/15/27; James River Coal Co. 3.13%
due 3/15/18; Ocwen Financial Corp. 3.25%
due 8/1/24; Old Republic International Corp.
8.00% due 5/15/12; ON Semiconductor
Corp. 1.88% due 12/15/25; Standard
Pacific Corp. 6.00% due 10/1/12; Teleflex,
Inc. 3.88% due 8/1/17; Terex Corp.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
4.00% due 6/1/15; Teva Pharmaceutical Finance Co. LLC 0.25% due 2/1/26; TW Telecom, Inc. 2.38% due 4/1/26; United Rentals North America, Inc. 1.88% due 10/15/23; valued at $33,901)	$30,000	$30,000
JPMorgan Chase & Co., (0.30%, dated 4/29/11,
due 5/2/11; proceeds $145,004; fully
collateralized by Common Stocks;
AbitibiBowater, Inc.; Aetna, Inc.; Alpha
Natural Resources, Inc.; Anadarko
Petroleum Corp.; AngloGold Ashanti Ltd.;
Baidu, Inc.; Bank of America Corp.; Barrick
Gold Corp.; Canadian Natural Resources Ltd.;
Capital One Financial Corp.; China Kanghui
Holdings, Inc.; China Lodging Group Ltd.;
Coach, Inc.; ConocoPhillips; CVS Caremark
Corp.; Hartford Financial Services Group,
Inc.; Kohl's Corp.; Kroger Co. (The); Lear
Corp.; McDonald's Corp.; MI Developments,
Inc.; Monsanto Co.; National Semiconductor
Corp.; Nordstrom, Inc.; Novellus Systems,
Inc.; Occidental Petroleum Corp.; Pall Corp.;
Penn West Petroleum Ltd.; Pfizer, Inc.; PNC
Financial Services Group, Inc.; Potash Corp.
of Saskatchewan, Inc.; Procter & Gamble Co
(The); Public Service Enterprise Group, Inc.;
QUALCOMM, Inc.; RDA Microelectronics,
Inc.; Smurfit-Stone Container Corp.; Talecris
Biotherapeutics Holdings Corp.; Teva
Pharmaceutical Industries Ltd.; Transocean
Ltd.; United Parcel Service, Inc.; Wells
Fargo & Co.; valued at $152,265)	145,000	145,000
JPMorgan Chase & Co., (0.63%, dated 3/7/11,
due 6/10/11; proceeds $30,050; fully
collateralized by Common Stocks;
AbitibiBowater, Inc.; Alpha Natural Resources,
Inc.; Anadarko Petroleum Corp.; AngloGold
Ashanti Ltd.; Bank of America Corp.; Barrick
Gold Corp.; Canadian Natural Resources Ltd.;
Capital One Financial Corp.; China Kanghui
Holdings, Inc.; China Lodging Group Ltd.;
Coach, Inc.; CVS Caremark Corp.; Hartford
Financial Services Group, Inc.; Kohl's Corp.;
Kroger Co. (The); Lear Corp.; McDonald's
Corp.; MI Developments, Inc.; Monsanto Co.;
National Semiconductor Corp.; Nordstrom,
Inc.; Novellus Systems, Inc.; Potash Corp.
of Saskatchewan, Inc.; RDA Microelectronics,
Inc.; Smurfit-Stone Container Corp.; Talecris
Biotherapeutics Holdings Corp.; Teva
Pharmaceutical Industries Ltd.; Transocean
Ltd.; Wells Fargo & Co.; and Convertible
Bonds; Amgen, Inc. 0.38% due 2/1/13;
Cameron International Corp. 2.50%
due 6/15/26; valued at $31,835)	30,000	30,000
RBC Capital Markets Corp., (0.20%, dated 4/29/11, due 5/2/11; proceeds $40,001; fully collateralized by a Certificate of Deposit; Natixis Zero Coupon due 7/7/11; and Commercial Papers; Anglesea Funding PLC Zero Coupon due 5/23/11; Beethoven Funding Corp. Zero Coupon 5/20/11; valued at $41,905)	40,000	40,000

	Face Amount (000)	Value (000)
RBC Capital Markets Corp., (0.63%, dated
4/29/11, due 4/5/12; proceeds $20,120;
fully collateralized by Corporate Bonds; AES
Red Oak LLC 9.20% due 11/30/29;
Alcatel-Lucent USA, Inc. 6.45% - 6.50%
due 1/15/28 - 3/15/29; Allis-Chalmers
Energy, Inc. 9.00% due 1/15/14; Ally
Financial, Inc. 6.88% - 7.25% due 8/28/12 -
2/18/25; American Axle & Manufacturing
Holdings, Inc. 9.25% due 1/15/17; Berry
Petroleum Co. 10.25% due 6/1/14; BI-LO
LLC/BI-LO Finance Corp. 9.25% due
2/15/19; Block Communications, Inc.
8.25% due 12/15/15; Bolivarian Republic
of Venezuela 9.00% due 5/7/23; Calpine
Construction Finance Co. LP and CCFC
Finance Corp. 8.00% due 6/1/16; CE
Generation LLC 7.42% due 12/15/18;
Chesapeake Energy Corp. 6.88% due
8/15/18; Cie Generale de Geophysique -
Veritas 7.50% due 5/15/15; Clear Channel
Worldwide Holdings, Inc. 9.25%
due 12/15/17; Comstock Resources, Inc.
7.75% - 8.38% due 10/15/17 - 4/1/19;
Connacher Oil and Gas Ltd. 11.75%
due 7/15/14; Consol Energy, Inc. 8.25%
due 4/1/20; Crown Cork & Seal Co., Inc.
7.38% due 12/15/26; CSC Holdings LLC
7.88% due 2/15/18; DISH DBS Corp.
6.63% due 10/1/14; Exide Technologies
8.63% due 2/1/18; Ford Motor Credit Co.
LLC 5.63% - 7.80% due 10/25/11 - 9/15/15;
Goodyear Tire & Rubber Co. (The) 10.50%
due 5/15/16; HCA, Inc. 9.63% due
11/15/16; Inergy LP/Inergy Finance Corp.
7.00% due 10/1/18; KB Home 5.75% due
2/1/14; Macy's Retail Holdings, Inc. 6.38%
due 3/15/37; Marina District Finance Co.,
Inc. 9.88% due 8/15/18; New Albertsons,
Inc. 7.75% - 8.00% due 6/15/26 - 5/1/31;
Niska Gas Storage US LLC/Niska Gas
Storage Canada ULC 8.88% due 3/15/18;
Penn National Gaming, Inc. 8.75% due
8/15/19; Pioneer Natural Resources Co.
6.65% due 3/15/17; Polymer Group, Inc.
7.75% due 2/1/19; Precision Drilling Corp.
6.63% due 11/15/20; Range Resources
Corp. 6.75% due 8/1/20; Regions Financial
Corp. 7.38% due 12/10/37; Seneca Gaming
Corp. 8.25% due 12/1/18; Solutia, Inc.
7.88% due 3/15/20; Speedway Motorsports,
Inc. 6.75% due 2/1/19; Springleaf Finance
Corp. 5.75% - 6.50% due 9/15/16 - 9/15/17;
Sprint Capital Corp. 6.00% - 6.90% due
12/1/16 - 5/1/19; SPX Corp. 6.88% due
9/1/17; Suburban Propane Partners
LP/Suburban Energy Finance Corp. 7.38%
due 3/15/20; Textron, Inc. 5.60%
due 12/1/17; Videotron Ltee 6.88% due
1/15/14; Yonkers Racing Corp. 11.38%
due 7/15/16; valued at $21,198)	$20,000	$20,000

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Bank, (0.20%, dated 4/29/11,
due 5/2/11; proceeds $170,003; fully
collateralized by Corporate Bonds; Aflac, Inc.
6.90% due 12/17/39; AIG SunAmerica
Global Finance VI 6.30% due 5/10/11;
Allegheny Energy Supply Co. LLC 6.75%
due 10/15/39; American Express Credit
Corp. 0.38% due 6/16/11; BB&T Corp.
6.50% due 8/1/11; BellSouth Corp. 5.20%
due 9/15/14; Berkshire Hathaway, Inc.
2.13% due 2/11/13; Boeing Co. (The)
4.88% due 2/15/20; BP Capital Markets
PLC 3.20% due 3/11/16; Burlington
Northern Santa Fe LLC 5.05% due 3/1/41;
Comcast Corp. 6.30% due 11/15/17; CVS
Caremark Corp. 5.75% due 8/15/11;
Dominion Resources, Inc. 5.60% due
11/15/16; HCP, Inc. 5.63% due 5/1/17;
Health Care REIT, Inc. 5.88% due 5/15/15;
Kansas Gas & Electric 6.70% due 6/15/19;
Magellan Midstream Partners LP 6.40% due
7/15/18; Metropolitan Life Global Funding
5.13% due 4/10/13; Oglethorpe Power
Corp. 5.38% due 11/1/40; Philip Morris
International, Inc. 6.38% due 5/16/38;
South Carolina Electric & Gas Co. 5.45%
due 2/1/41; Statoil ASA 3.13% due
8/17/17; Time Warner Cable, Inc. 6.75%
due 7/1/18; Time Warner, Inc. 6.20% due
3/15/40; Verizon Communications, Inc.
5.55% due 2/15/16; Wachovia Corp 7.50%
due 4/15/35; valued at $178,500)	$170,000	$170,000
Total Repurchase Agreements (Cost $1,702,640)		1,702,640
Time Deposits (7.1%)
International Banks (7.1%)
Bank of Nova Scotia
0.08%, 5/2/11	185,000	185,000
DnB NOR Bank ASA
0.10%, 5/2/11	100,000	100,000
Total Time Deposits (Cost $285,000)		285,000
Weekly Variable Rate Bonds (8.9%)
California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 A
0.23%, 4/1/32	27,500	27,500
Kaiser Permanente Ser 2009 C-1
0.23%, 4/1/46	27,000	27,000
Kaiser Permanente Ser 2009 C-2
0.23%, 4/1/46	17,500	17,500
Kaiser Permanente Ser 2009 C-3
0.23%, 4/1/45	34,900	34,900
Denver Public Schools, CO, Ser 2011 A-3 COPs (Taxable)
0.16%, 12/15/37	12,500	12,500
Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-1
0.16%, 7/1/35	20,000	20,000

	Face Amount (000)	Value (000)
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D
0.22%, 2/15/38	$11,200	$11,200
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC
0.18%, 6/15/41	52,200	52,200
New York State Housing Finance Agency, Chelsea Apartments 2003 Ser A (AMT)
0.24%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A 0.23%, 5/15/39	17,150	17,150
Oregon Housing & Community Services Department, Single-Family Mortgage Ser 2008 F (AMT)
0.29%, 7/1/39	35,000	35,000
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 A
0.23%, 4/1/36	22,945	22,945
Utah Housing Corporation, Single Family Mortgage Class I 2009 Ser B
0.27%, 1/1/39	10,000	10,000
Western Municipal Water District Facilities Authority, CA, Ser 2009 A
0.19%, 10/1/32	23,000	23,000
Total Weekly Variable Rate Bonds (Cost $355,895)		355,895
Total Investments (100.0%) (Cost $4,015,322)		4,015,322
Other Assets in Excess of Liabilities (0.0%)		224
Net Assets (100.0%)		$4,015,546

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

AMT  Alternative Minimum Tax

COPs  Certificates of Participation

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Money Market Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$323,000	$—	$323,000
Commercial Paper	—	782,787	—	782,787
Floating Rate Notes	—	566,000	—	566,000
Repurchase Agreements	—	1,702,640	—	1,702,640
Time Deposits		285,000		285,000
Weekly Variable Rate Bonds	—	355,895	—	355,895
Total Assets	$—	$4,015,322	$—	$4,015,322

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	42.4%
Commercial Paper	19.5
Floating Rate Notes	14.1
Weekly Variable Rate Bonds	8.9
Certificates of Deposit	8.0
Time Deposits	7.1
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (9.9%)
International Banks (9.9%)
Bank of Montreal,
0.12%, 5/3/11 - 5/10/11	$510,000	$510,000
BNP Paribas
0.55%, 8/10/11	120,000	120,000
Credit Agricole Corporate and Investment Bank
0.41%, 5/4/11	670,000	670,000
DnB NOR Bank ASA
0.12%, 5/4/11	515,000	515,000
Total Certificates of Deposit (Cost $1,815,000)		1,815,000
Commercial Paper (a) (26.9%)
ABCP — Consumer Loans (0.5%)
Barton Capital Corp.
0.15%, 5/11/11 (b)	97,959	97,955
ABCP — Corporate (0.5%)
Atlantis One Funding
0.10%, 5/2/11 (b)	86,936	86,936
International Banks (25.9%)
ABN Amro Funding USA LLC,
0.27%, 8/5/11 (b)	150,000	149,895
0.27%, 7/13/11 - 7/14/11 (b)	150,000	149,919
0.30%, 5/18/11 - 6/15/11 (b)	177,000	176,947
0.32%, 6/16/11 (b)	177,000	176,931
0.33%, 5/3/11 (b)	125,000	124,999
Bank of Nova Scotia
0.06%, 5/2/11	500,000	500,000
Banque et Caisse
0.44%, 6/3/11	145,000	144,944
Barclays Funding LLC
0.10%, 5/2/11	20,000	20,000
BNZ International Funding Ltd.
0.43%, 6/7/11 (b)	58,000	57,976
BPCE SA,
0.44%, 7/8/11 (b)	319,000	318,745
0.45%, 6/3/11 (b)	187,500	187,427
DnB NOR Bank ASA
0.11%, 5/6/11	310,000	309,996
ING Funding LLC
0.29%, 7/8/11	440,000	439,762
Nordea North America, Inc.
0.12%, 5/4/11	230,000	229,998
NRW. Bank,
0.24%, 7/28/11 - 7/29/11 (b)	415,000	414,758
Skandinaviska Enskilda Banken AG,
0.28%, 5/2/11 - 5/4/11 (b)	733,000	732,996
Svenska Handelsbanken
0.29%, 7/15/11 (b)	440,000	439,738
Westpac Securities NZ Ltd.,
0.31%, 6/2/11 - 6/6/11 (b)	157,000	156,958
		4,731,989
Total Commercial Paper (Cost $4,916,880)		4,916,880

	Face Amount (000)	Value (000)
Floating Rate Notes (13.8%)
International Banks (13.8%)
Barclays Bank PLC
0.77%, 7/19/11	$495,000	$495,000
BNP Paribas
0.76%, 6/23/11	260,000	260,000
Lloyds TSB Bank PLC
0.77%, 7/29/11	540,000	540,000
Natixis
0.36%, 10/19/11	360,000	360,000
Societe Generale,
0.27%, 5/4/12	90,000	90,000
0.36%, 2/3/12	233,000	233,000
0.46%, 6/22/11	555,000	555,000
Total Floating Rate Notes (Cost $2,533,000)		2,533,000
Repurchase Agreements (42.7%)
Barclays Capital, Inc., (0.50%, dated 4/29/11,
due 5/2/11; proceeds $145,006; fully
collateralized by Convertible Bonds; CMS
Energy Corp. 5.50% due 6/15/29; Covanta
Holding Corp. 3.25% due 6/1/14; DR Horton, Inc.
2.00% due 5/15/14; General Cable Corp.
4.50% due 11/15/29; Health Care REIT, Inc.
3.00% due 12/1/29; L-3 Communications
Holdings, Inc. 3.00% due 8/1/35; Lennar Corp.
2.75% due 12/15/20; Liberty Media LLC
3.13% due 3/30/23; Tech Data Corp. 2.75%
due 12/15/26; Teleflex, Inc. 3.88% due
8/1/17; Terex Corp. 4.00% due 6/1/15; TRW
Automotive, Inc. 3.50% due 12/1/15; United
States Steel Corp. 4.00% due 5/15/14; and
Convertible Preferred Stocks; Bunge Ltd.;
Omnicare Capital Trust II; valued at $163,889)	145,000	145,000
Barclays Capital, Inc., (0.75%, dated 4/29/11,
due 2/17/12; proceeds $166,011; fully
collateralized by Common Stocks; Apple, Inc.;
Google, Inc.; Lorillard, Inc.; Mylan, Inc.; Philip
Morris International, Inc.; Warner Chilcott PLC;
Wells Fargo & Co.; and Convertible Bonds;
Alliant Techsystems, Inc. 3.00% due 8/15/24;
Amgen, Inc. 0.38% due 2/1/13; Beckman
Coulter, Inc. 2.50% due 12/15/36; Best Buy
Co., Inc. 2.25% due 1/15/22; Cameron
International Corp. 2.50% due 6/15/26;
Chesapeake Energy Corp. 2.50% due 5/15/37;
Covanta Holding Corp. 1.00% due 2/1/27;
Danaher Corp. Zero Coupon due 1/22/21;
Enersys 3.38% due 6/1/38; Fluor Corp. 1.50%
due 2/15/24; Ford Motor Co. 4.25% due
12/15/36; General Cable Corp. 0.88% - 4.50%
due 11/15/13 - 11/15/29; Health Care Reit, Inc.
4.75% due 12/1/26 - 7/15/27; Host Hotels &
Resorts LP 3.25% due 4/15/24; Iconix Brand
Group, Inc. 1.88% due 6/30/12; Ingersoll-Rand
Global Holding Corp. 4.50% due 4/15/12;
International Game Technology 3.25% due
5/1/14; Interpublic Group Cos., Inc. (The)
4.25% - 4.75% due 3/15/23; Istar Financial, Inc.
Zero Coupon due 10/1/12; Janus Capital
Group, Inc. 3.25% due 7/15/14; Jefferies

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Group, Inc. 3.88% due 11/1/29; Leap Wireless
International, Inc. 4.50% due 7/15/14; Lennar
Corp. 2.75% due 12/15/20; Liberty Media Corp.
3.50% - 4.00% due 11/15/29 - 1/15/31;
Medtronic, Inc. 1.63% due 4/15/13; Microsoft
Corp. Zero Coupon due 6/15/13; Nasdaq Omx
Group, Inc. 2.50% due 8/15/13; National Retail
Properties, Inc. 3.95% due 9/15/26; Old
Republic International Corp. 8.00% due 5/15/12;
Omnicare, Inc. 3.25% - 3.75% due 12/15/25 -
12/15/35; Omnicom Group, Inc. Zero Coupon
due 7/1/38; On Semiconductor Corp. 1.88%
due 12/15/25; Owens-Brockway Glass
Container, Inc. 3.00% due 6/1/15; Saks, Inc.
2.00% due 3/15/24; Sotheby's 3.13% due
6/15/13; Stanley Black & Decker, Inc. Zero
Coupon due 5/17/12; Teleflex, Inc. 3.88%
due 8/1/17; Terex Corp. 4.00% due 6/1/15;
Time Warner Telecom, Inc. 2.38% due 4/1/26;
TRW Automotive, Inc. 3.50% due 12/1/15;
United States Steel Corp. 4.00% due 5/15/14;
Vornado Realty Trust 3.63% due 11/15/26;
and Convertible Preferred Stocks; Bank of
America Corp.; Bunge Ltd.; Omnicare Capital
Trust I; Omnicare Capital Trust II; valued at
$184,145)	$165,000	$165,000
BNP U.S. Finance Corp., (0.05%, dated 4/29/11, due 5/2/11; proceeds $580,002; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.50% - 5.50% due 7/15/40 - 8/15/40; Federal Home Loan Mortgage Corporation 5.00% due 2/1/41; Federal National Mortgage Association 4.00% - 6.50% due 6/1/23 - 12/1/40; valued at $599,352)	580,000	580,000
BNP U.S. Finance Corp., (0.22%, dated 4/29/11,
due 5/2/11; proceeds $330,006; fully
collateralized by Corporate Bonds;
Anheuser-Busch InBev Worldwide, Inc. 1.04%
due 3/26/13; Arcelormittal 3.75% due 3/1/16;
Daimler Finance North America LLC 5.75% due
9/8/11; FUEL Trust 4.20% due 4/15/16; Gold
Fields Orogen Holding BVI Ltd. 4.88% due
10/7/20; Liberty Mutual Group, Inc. 7.30% due
6/15/14; Odyssey Re Holdings Corp. 6.88%
due 5/1/15; Petrobras International Finance Co.
6.13% due 10/6/16; Reynolds American, Inc.
7.23% due 6/1/13; SunTrust Bank 0.39% due
5/21/12; Telecom Italia Capital SA 0.89% due
7/18/11; Verizon New York, Inc. 6.88% due
4/1/12; Xerox Corp. 8.25% due 5/15/14;
valued at $346,407)	330,000	330,000
BNP U.S. Finance Corp., (0.40%, dated 4/29/11, due 5/2/11; proceeds $50,002; fully collateralized by Corporate Bonds; DR Horton, Inc. 6.13% due 1/15/14; Giraffee Acquisition Corp. 9.13% due 12/1/18; Pulte Corp. 5.20% due 2/15/15; Seagate Technology 6.38% due 10/1/11; Sungard Data Systems, Inc. 10.63% due 5/15/15; valued at $53,017)	50,000	50,000

	Face Amount (000)	Value (000)
BNP U.S. Finance Corp., (0.63%, dated 3/8/11, due 6/10/11; proceeds $85,140; fully collateralized by Corporate Bonds; American Axle & Manufacturing, Inc. 5.25% - 7.88% due 2/11/14 - 3/1/17; Bank of America Corp. 8.00% due 1/30/58; Brunswick Corp. 11.25% due 11/1/16; Exide Technologies 8.63% due 2/1/18; Jones Group, Inc. 6.88% due 3/15/19; Radian Group, Inc. 5.63% due 2/15/13; SunGard Data Systems, Inc. 10.25% due 8/15/15; United Rentals North America, Inc. 8.38% due 9/15/20; XM Satellite Radio, Inc. 13.00% due 8/1/14; valued at $90,097)	$85,000	$85,000
Citigroup, Inc., (0.06%, dated 4/29/11, due 5/2/11; proceeds $125,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 6.00% due 5/1/33 - 12/1/40; Federal National Mortgage Association 4.00% - 7.00% due 2/1/25 - 1/1/41; valued at $128,721) (Note H)	125,000	125,000
Credit Suisse First Boston, (0.25%, dated 4/29/11,
due 5/2/11; proceeds $830,017; fully
collateralized by Common Stocks; Abiomed, Inc.;
Acacia Research Corp.; Acxiom Corp.;
Administradora De Fondos De Pensiones
Provida SA; Advanced Energy; Agco Corp.;
Agrium, Inc.; Alamo Group, Inc.; Alaska Air
Group, Inc.; Albemarle Corp.; Alexander's, Inc.;
Alkermes, Inc.; Alliance Resource Partners LP;
Amag Pharmaceuticals, Inc.; Amarin Corp. PLC;
Amdocs Ltd.; Amerco, Inc.; America Service
Group, Inc.; American Capital Ltd.; American
Safety Insurance Holdings; Ameristar Casinos,
Inc.; Amtech Systems, Inc.; Anaren, Inc.; Apollo
Investment Corp.; Applied Micro Circuits Corp.;
Arkansas Best Corp.; Arris Group, Inc.;
Arthrocare Corp.; Ascena Retail Group, Inc.;
Aspen Technology, Inc.; Astoria Financial Corp.;
At Cross Co.; Atheros Communications, Inc.;
Avatar Holdings, Inc.; Avnet, Inc.; BBVA Banco
Frances SA; Beckman Coulter, Inc.; Bel Fuse,
Inc.; Blackrock Kelso Capital; Bolt Technology
Corp.; BP; Brown-Forman Corp.; Buckeye
Technologies, Inc.; Canadian Imperial Bank of
Commerce; Canon, Inc.; Cascade Corp.; Cato
Corp. (The); CGI Group, Inc.; Chemical Financial
Corp.; China Eastern Airlines Corp. Ltd.;
Churchill Downs, Inc.; Cia Cervecerias Unidas SA;
City Telecom Ltd.; Clean Harbors, Inc.; CNA
Surety Corp.; CNH Global N.V.; Coca-Cola
Bottling Co.; Coca-Cola Femsa Sab De CV;
Coherent, Inc.; Comcast Corp.; Commonwealth
REIT; Communications Systems, Inc.; Community
Bank Shares of Indiana, Inc.; Cooper Tire &
Rubber Co.; Cost Plus, Inc.; Credicorp; Credo
Petroleum Corp.; Cresud Sacif; Crosstex Energy,
Inc.; Crosstex Energy LP; Crown Castle
International Corp.; Crown Holdings, Inc.; Cubic
Corp.; Deluxe Corp.; Dionex Corp.; Dish Network
Corp.; Dollar Thrifty Automotive Group, Inc.;
Dorchester Minerals LP; Dril-Quip, Inc.;
Ducommun, Inc.; Dynamic Materials Corp.;
Dynamics Research Corp.; Earthstone Energy,
Inc.; East West Bancorp, Inc.; Eastgroup

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Properties, Inc.; ECB Bancorp, Inc.; Electronics
for Imaging, Inc.; Encore Capital Group, Inc.;
Entercom Communications Corp.; Epoch
Holding Corp.; Exactech, Inc.; Ezchip
Semiconductor Ltd.; FBL Financial Group, Inc.;
Ferro Corp.; First Defiance Financial Corp.;
First Industrial Realty Trust, Inc.; First Niagara
Financial Group, Inc.; First Potomac Realty Trust;
Franklin Electric Co., Inc.; Gardner Denver, Inc.;
Geeknet, Inc.; Genesee & Wyoming, Inc.;
Georgia Gulf Corp.; Gildan Activewear, Inc.;
Global Crossing; Golar; Gold Fields Ltd.; Greif,
Inc.; Grupo Casa Saba Sab De CV; GSI
Commerce, Inc.; Gyrodyne Co. of America, Inc.;
Hallador Energy Co.; Hansen Natural Corp.;
Hardinge, Inc.; Harleysville Group, Inc.; Harsco
Corp.; HB Fuller Co.; Health Management
Associates, Inc.; Health Net, Inc.; Healthways,
Inc.; Heico Corp.; Hexcel Corp.; Hologic, Inc.;
Hospitality Properties Trust; Hubbell, Inc.; Hurco
Cos, Inc.; Hypercom Corp.; Icon PLC; Iconix
Brand Group, Inc.; Idex Corp.; Indiana
Community Bancorp; Innospec, Inc.; Inter
Parfums, Inc.; International Rectifier Corp.;
International Shipholding Corp.; Intersections,
Inc.; Investors Title Co.; Ista Pharmaceuticals,
Inc.; Ivanhoe Mines Ltd.; Jack Henry &
Associates, Inc.; Jda Software Group, Inc.;
Kaydon Corp.; Kemet Corp.; Kendle International,
Inc.; Key Technology, Inc.; Keynote Systems,
Inc.; Kirby Corp.; Korea Electric Power Corp.;
Kronos Worldwide, Inc.; Kubota Corp.; Labarge,
Inc.; Ladish Co., Inc.; Lasalle Hotel Properties;
Layne Christensen Co.; LB Foster Co.; Lecroy
Corp.; Ligand Pharmaceuticals, Inc.; Lincare
Holdings, Inc.; Lincoln Electric Holdings, Inc.;
Littelfuse, Inc.; LSB Industries, Inc.; LTC
Properties, Inc.; Lubrizol Corp.; Magellan Health
Services, Inc.; Main Street Capital Corp.; Martin
Midstream Partners LP; Medtox Scientific, Inc.;
Michael Baker Corp.; Molina Healthcare, Inc.;
Nationwide Health Properties, Inc.; Netscout
Systems, Inc.; North Central Bancshares, Inc.;
N.V. Energy, Inc.; Omega Protein Corp.; Orix
Corp.; Oyo Geospace Corp.; Packaging Corp
of America; Palomar Medical Technologies, Inc.;
Pantry, Inc. (The); Partner Communications Co.
Ltd.; PC Mall, Inc.; Pennantpark Investment
Corp.; Pennichuck Corp.; Perficient, Inc.;
Radware; Rick's Cabaret International, Inc.;
Rogers Communications, Inc.; School Specialty,
Inc.; Select Comfort Corp.; Senior Housing
Properties Trust; Systemax, Inc.; TC Pipelines LP;
Teck Resources Ltd.; Tesco Corp.; Tibco
Software, Inc.; Transcend Services, Inc.;
Unilever N.V.; Vascular Solutions, Inc.; Vitran
Corp., Inc.; Whiting Petroleum Corp.; Willis
Lease Finance Corp.; Winthrop Realty Trust;
World Fuel Services Corp.; Yamana Gold, Inc.;
and a Preferred Stock; Emotelladora Andina SA;
valued at $871,580)	$830,000	$830,000

	Face Amount (000)	Value (000)
Deutsche Bank Securities, Inc., (0.05%, dated 4/29/11, due 5/2/11; proceeds $950,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 7.00% due 5/1/19 - 4/1/41; Federal National Mortgage Association 3.50% - 8.00% due 1/1/16 - 2/1/49; valued at $978,455)	$950,000	$950,000
Deutsche Bank Securities, Inc., (0.20%, dated 4/29/11, due 5/2/11; proceeds $80,001; fully collateralized by Corporate Bonds; Anheuser-Busch InBev Worldwide, Inc. 8.20% due 1/15/39; Diamond Offshore Drilling, Inc. 5.88% due 5/1/19; News America, Inc. 5.30% due 12/15/14; Pacific Gas & Electric Co. 6.35% due 2/15/38; Telefonica Emisiones SAU 5.46% due 2/16/21; Viacom, Inc. 6.13% due 10/5/17; valued at $83,958)	80,000	80,000
Deutsche Bank Securities, Inc., (0.23%, dated
4/29/11, due 5/2/11; proceeds $410,008;
fully collateralized by Common Stocks; Abington
Bancorp, Inc.; Acacia Resh Corp.; Administradora
Fondos Pensio; Advisory Board Co.; AEP
Industries, Inc.; Aeroflex Holdings Corp.;
Agrium, Inc.; Align Technology, Inc.; Alliance
Holdings; Allot Communications Ltd.; Allscripts
Healthcare Solutions; Almost Family, Inc.;
Altisource Portfolio Solutions; Altra Holdings,
Inc.; Amerco; America Service Group, Inc.;
American National Insurance Co.; American
Railcar Industries, Inc.; American Science &
Energy, Inc.; American Woodmark Corp.;
Amylin Pharmaceuticals, Inc.; Anaren, Inc.;
Anglogold Ashanti Ltd.; AnSystems, Inc.;
Apogee Enterprises, Inc.; Arkansas Best Corp.;
Arrow Financial Corp.; Arthrocare Corp.; Ascent
Media Corp.; Aspen Technology, Inc.; Atheros
Communications, Inc.; Atmi, Inc.; Atricure, Inc.;
Aveo Pharmaceuticals, Inc.; Baidu, Inc.; Banco
Macro; Bancorp Rhode Island, Inc.; Bank KY
Financial Corp.; Barrett Business Services, Inc.;
Beacon Roofing Supply, Inc.; Blackbaud, Inc.;
Body Cent Corp.; Bofi Holdings, Inc.; Bolt
Technology Corp.; Bottomline Technology Del,
Inc.; Bravo Brio Restaurant Group; Breitburn
Energy Partners LP; Bridge Bancorp, Inc.;
Brightpoint, Inc.; Broadvision, Inc.; Bronco
Drilling Co., Inc.; Bryn Mawr Bk Corp.; Btu
International, Inc.; Calamos Asset Management,
Inc.; California Pizza Kitchen, Inc.; Camden
National Corp.; Canon, Inc.; Cape Bancorp,
Inc.; Capital Southwest Corp.; Capitol Federal
Financial, Inc.; Cardtronics, Inc.; Ceva, Inc.;
Charter Financial Corp.; Chemical Financial
Corp.; CME Group, Inc.; Coca Cola Bottling Co.;
Coca Cola Femsa SAB De CV; Cognex Corp.;
Collectors Universe, Inc.; Colonial Financial
Services, Inc.; Comcast Corp. ; Communications
Systems, Inc.; Community Trust Bancorp, Inc.;
Commvault Systems, Inc.; Computer Programs &
Systems, Inc.; Convio, Inc.; Core Mark Holding
Co, Inc.; Corvel Corp.; Courier Corp.; Credit
Acceptance Corp.; Credo Pete Corp.; Cross
AT Co.; Crosstex Energy LP; CSG Systems
International, Inc.; CTC Media, Inc.; CVD

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Equipment Corp.; Cyberonics, Inc.; Cynosure,
Inc.; Danvers Bancorp, Inc.; Dawson Geophysical
Co.; Destination Maternity Corp.; Diamond Hill
Investment Group; Digi International, Inc.;
Digimarc Corp.; Dime Community Bancshares;
Dionex Corp.; DirecTV; Dish Network Corp.;
Dorchester Minerals; DTS, Inc.; Dynamics
Research Corp.; E*Trade Financial Corp.;
Eagle Bancorp Montana, Inc.; Eagle Rock
Energy Partners; East West Bancorp, Inc.;
Eastern Insurance Holdings, Inc.; eBay, Inc.;
Echostar Corp.; Einstein Noah Rest Group, Inc.;
Electro Scientific Industries; Electronics for
Imaging, Inc.; Elong, Inc.; EMC Insurance
Group, Inc.; Empresa Distribuidora Y
Comercializadora Norte SA; EMS Technologies,
Inc.; Encore Capital Group, Inc.; Enstar Group
Limited; Enterprise Bancorp, Inc.; Epicor
Software Corp.; Eplus, Inc.; Ericsson LM
Telephone Co.; Erie Indemnity Co.; Euronet
Worldwide, Inc.; EV Energy Partners; Exponent,
Inc.; Ezchip Semiconductor Limited; Ezcorp.,
Inc.; Federal Mogul Corp.; Fifth Third Bancorp;
First Citizens Bancshares, Inc.; First Defiance
Financial Corp.; First Institutional BancSystem,
Inc.; First Long Corp.; First Pactrust Bancorp,
Inc.; FirstService Corp.; Fisher Communications,
Inc.; Flexsteel Industries, Inc.; Foster LB Co.;
Fox Chase Bancorp, Inc.; FPIC Insurance
Group, Inc.; Franklin Electric, Inc.;
Fundtechnology Ltd.; Furiex Pharmaceuticals,
Inc.; G & K Services, Inc.; Geoeye, Inc.; Gibraltar
Industries, Inc.; Global Indemnity PLC; Global
Traffic Network, Inc.; Globecomm Systems, Inc.;
Gol Linhas Aereas International; Grand Canyon
Education, Inc.; Greenlight Capital RE Ltd.;
Grupo Financiero Galicia; Gulf Island Fabrication,
Inc.; Hain Celestial Group, Inc.; Hallador Energy
Company; Handy & Harman Ltd.; Hardinge, Inc.;
Heritage Crystal Clean, Inc.; Heritage Financial
Corp.; Heritage Financial Group, Inc.; HF
Financial Corp.; Hologic, Inc.; Home Fed
Bancorp, Inc.; Hughes Communications, Inc.;
Hurco Companies, Inc.; ICF International, Inc.;
ICU Med, Inc.; Image Sensing Systems, Inc.;
Indiana Community Bancorp; Ingles Markets,
Inc.; Innophos Holdings, Inc.; Innospec, Inc.;
Insight Enterprises, Inc.; Integramed American,
Inc.; Interactive Intelligence, Inc.; Internet
Gold-Golden Lines; Intersections, Inc.; IPG
Photonics Corp.; IRSA Inversiones y
Representaciones SA ; Ista Pharmaceuticals,
Inc.; Ituran Location & Control; Kaiser Federal
Financial Group, Inc.; Kenexa Corp.; Kensey
Nash Corp.; Key Technology, Inc.; Keynote
Systems, Inc.; Keyw Holdings Corp.; Kirklands,
Inc.; Knot, Inc.; Ladish, Inc.; Layne Christensen
Co.; Lecroy Corp.; Legacy Bancorp, Inc.;
Legacy Reserves; Lennar Corp.; Liberty Media
Corp. ; Life Technologies Corp.; Lincoln
Educational Services Corp.; Lincoln Elecrtic
Holdings, Inc.; Logmein, Inc.; Loopnet, Inc.;
Loral Space & Communications; Louisana

	Face Amount (000)	Value (000)
Bancorp, Inc.; Magellan Health Services, Inc.;
Marlin Business Services Corp.; Marten
Transportation Ltd.; McGrath Rentcorp; MDC
Partners, Inc.; Medcath Corp.; Medicines Co.;
Mediware Information Systems, Inc.; Medtox
Scientific, Inc.; Mellanox Technologies Ltd.;
Merchants Bancshares; Mercury Computer
Systems; Methanex Corp.; Metro Bancorp, Inc.;
MKS Instrument, Inc.; Mocon, Inc.; Molex, Inc.;
Monotype Imaging Holdings, Inc.; Motorcar
Parts America, Inc.; Nanometrics, Inc.; Nathans
Famous, Inc. ; National Cinemedia, Inc.; NBT
Bancorp, Inc.; Newport Corp.; NII Holdings,
Inc.; NN, Inc.; North American Energy Partners;
North Valley Bancorp; Nova Measuring
Instruments; Novellus Systems, Inc.; NPS
Pharmaceuticals, Inc.; Ntelos Holdings Corp.;
Numerex Corp.; Nutraceutical International
Corp.; NXP Semiconductors; OBA Financial
Services, Inc.; Ocean Shore Holdings Co.;
Open Text Corp.; Oplink Communications, Inc.;
Orbotechnology Ltd.; Orix Corp.; OSI Systems,
Inc.; Otter Tail Corp.; Oyo Geospace Corp.;
PAM Transportation Services, Inc.; Pan
American Silver Corp.; Pantry, Inc.; Park Ohio
Holdings Corp.; Patterson Utility Energy, Inc.;
PC Mall, Inc.; Pennichuck Corp.; Peoples
Bancorp, Inc.; Peoples Federal Bancshares,
Inc.; Polycom, Inc.; Portfolio Recovery
Associations, Inc.; Preformed Line Products Co.;
Primo Water Corp.; Promotora de Informaciones
SA; Providence Service Corp.; Quad/Graphics,
Inc.; Quality Distribution, Inc.; Quidel Corp.;
Radware Ltd.; RBC Bearings, Inc.; Regency
Energy Partners; Renaissance Learning, Inc.;
Rentrak Corp.; Rignet, Inc.; Rochester Medical
Corp.; Rocky Brands, Inc.; Rofin Sinar
Technologies, Inc.; Rural/Metro Corp.; Rush
Enterprises, Inc.; Saba Software, Inc.; Sanfilippo
John B & Son, Inc.; Scholastic Corp.; SEI
Investments Co.; Select Comfort Corp.; Shamir
Optical Industry Ltd.; Shangpharma Corp.; Shoe
Carnival, Inc.; Silicon Graphics International
Corp.; Silver Standard Resources, Inc.;
Simmons First National Corp.; Sinclair Broadcast
Group, Inc.; Sinopec Shanghai Petrochemic;
Solar Cap Ltd.; Sonic Foundry, Inc.; Spectrum
Contol, Inc.; SS&C Technologies Holdings, Inc.;
Standard Financial Corp.; Sterling Construction
Co, Inc.; Stonemor Partners; Stratus Properties,
Inc.; Suffolk Bancorp; Sun Healthcare Group,
Inc.; Susser Holdings Corp.; Sykes Enterprises,
Inc.; Syneron Medical Ltd.; SynopSystems, Inc.;
Synovis Life Technologies, Inc.; Talecris
Biotherapeutics Holdings; Taleo Corp.;
TC Pipelines; Telecom Argentina; Telephone &
Data Systems, Inc.; Ternium SA; Tessco
Technologies, Inc.; Tessera Technologies, Inc.;
Teva Pharmaceutical Industries Ltd.; TFS
Financial Corp.; TIB Financial Corp.; Tollgrade
Communications, Inc.; TOR Minerals International,
Inc.; TPC Group, Inc.; Transact Technologies, Inc.;
Transglobe Energy Corp.; UFP Technologies, Inc.;
Union First Market Bankshares Corp.; United

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
States Lime & Mineral; USA Mobility, Inc.; USA
Truck, Inc.; UTI Worldwide, Inc.; Vasco Data Sec
International, Inc.; Ventrus Biosciences, Inc.;
Verint Systems, Inc.; Verisk Analytics, Inc.;
Versant Corp.; ViaSystems Group, Inc.;
Viewpoint Financial Group, Inc.; Village Super
Market, Inc.; Virtus Investment Partners, Inc.;
Vocus, Inc.; Wayside Technology Group, Inc.;
Web.com Group, Inc.; West Marine, Inc.;
Whitney Holdings Corp.; Wimm Bill Dann Foods;
Woodward, Inc.; Xueda Education Group;
Xyratex Ltd.; Yahoo, Inc.; Young Innovations,
Inc.; Zebra Technologies Corp.; Zygo Corp.;
and Preferred Stocks; Ally Financial, Inc.;
Citigroup Capital VII; Corts-Ford; Countrywide
Capital IV; First Bancorp; Glimcher Realty Trust;
Goldman Sachs Group, Inc. (The); iStar Financial,
Inc.; JPMorgan Chase Capital X; Metlife, Inc.;
MPG Office Trust, Inc.; Sl Green Realty Corp.;
valued at $430,476)	$410,000	$410,000
Deutsche Bank Securities, Inc., (0.45%, dated
4/29/11, due 5/2/11; proceeds $120,005;
fully collateralized by Common Stocks; Abington
Bancorp, Inc.; America Service Group, Inc.;
CME Group, Inc.; Credit Acceptance Corp.;
Dionex Corp.; E*Trade Financial Corp.; Fifth
Third Bancorp; FPIC Insurance Group, Inc.;
Global Indemnity PLC; Golub Capital BDC, Inc.;
Greenlight Capital Re Ltd.; Hughes
Communications, Inc.; John B. Sanfilippo & Son,
Inc.; Ladish, Inc.; Marlin Business Services
Corp.; Novellus Systems, Inc.; Nutraceutical
International Corp.; PAM Transportation
Services, Inc.; Rochester Medical Corp.;
Rural/Metro Corp.; Sabra Healthcare REIT, Inc.;
Solar Capital Ltd.; Spectrum Control, Inc.;
Syneron Medical Ltd.; THL Credit, Inc.; USA
Truck, Inc.; Zygo Corp.; and Convertible Bonds;
Amkor Technology, Inc. 2.50% due 5/15/11;
Beckman Coulter, Inc. 2.50% due 12/15/36;
FTI Consulting, Inc. 3.75% due 7/15/12;
Greenbrier Cos., Inc. 2.38% due 5/15/26;
Ingersoll-Rand Global Holding Co., Ltd. 4.50%
due 4/15/12; James River Coal Co. 3.13% due
3/15/18; MF Global Holdings Ltd. 1.88% due
2/1/16; Ocwen Financial Corp. 3.25% due
8/1/24; Old Republic International Corp. 8.00%
due 5/15/12; ON Semiconductor Corp. 1.88%
due 12/15/25; United Rentals North America,
Inc. 1.88% due 10/15/23; and Convertible
Preferred Stocks; El Paso Energy Capital Trust;
Fifth Third Bancorp; Keycorp ; Omnicare Capital
Trust; Wells Fargo & Co.; valued at $133,896)	120,000	120,000
Goldman Sachs & Co., (0.05%, dated 4/29/11, due 5/2/11; proceeds $298,996; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 11/1/34 - 4/1/41; Federal National Mortgage Association 4.00% - 6.50% due 10/1/17 - 4/1/41; valued at $307,965)	298,995	298,995

	Face Amount (000)	Value (000)
Goldman Sachs & Co., (0.08%, dated 4/27/11, due 5/4/11; proceeds $100,002; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 6.00% due 2/20/26 - 2/20/41; valued at $103,042)	$100,000	$100,000
Goldman Sachs & Co., (0.08%, dated 4/29/11, due 5/6/11; proceeds $200,003; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.50% - 6.50% due 4/15/26 - 3/20/41; valued at $206,100)	200,000	200,000
ING Funding LLC, (0.05%, dated 4/29/11, due 5/2/11; proceeds $250,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 8/1/30 - 2/1/41; valued at $258,280)	250,000	250,000
JPMorgan Chase & Co., (0.30%, dated 4/29/11,
due 5/2/11; proceeds $705,018; fully
collateralized by Common Stocks; 51Job, Inc.;
Abitibibowater, Inc.; Agrium, Inc.; Allied World
Assurance; Alpha Natural Resources, Inc.;
Amarin Corp. PLC; Anadarko Petroleum Corp.;
Anglogold Ashanti; Assured Guaranty Ltd.;
Baidu, Inc.; Bank of America Corp.; Barrick
Gold Corp.; Blackrock, Inc.; BP; Canadian
Natural Resources Ltd.; Carnival Corp.; China
Kanghui Holdings, Inc.; China Lodging Group
Ltd.; China Mobile Ltd.; CNOOC Ltd.; Costamare,
Inc.; Credicorp; CVS Caremark Corp.; Devon
Energy Corp.; Edwards Lifesciences Corp.;
Everest Re Group Ltd.; Grupo Financiero
Galicia SA; Hartford Financial Services Group,
Inc.; Iron Mountain, Inc.; Janus Capital Group,
Inc.; Kohl's Corp.; Kroger Co. (The); Lear Corp.;
Leggett & Platt, Inc.; Loews Corp.; Marsh &
Mclennan Cos, Inc.; Mattel, Inc.; Mcdonald's
Corp.; Medtronic, Inc.; MI Developments, Inc.;
Micron Technology, Inc.; Microsoft Corp.;
Murphy Oil Corp.; National Semiconductor
Corp.; Penn West Petroleum Ltd.; Potash Corp.
of Saskatchewan, Inc.; Progress Energy, Inc.;
Promotora De Informaciones SA; Quad/Graphics,
Inc.; RDA Microelectronics, Inc.; Rio Tinto PLC;
Shaw Communications, Inc.; Smurfit-Stone
Container Corp.; Talecris Biotherapeutics
Holdings Corp.; Tata Communications Ltd.;
Teva Pharmaceutical Industries Ltd.; Total SA;
Transocean Ltd.; United Parcel Service, Inc.;
Xcel Energy, Inc.; Yamana Gold, Inc.; YPF SA;
valued at $740,320)	705,000	705,000
JPMorgan Chase & Co., (0.63%, dated 3/7/11,
due 6/10/11; proceeds $170,283; fully
collateralized by Common Stocks;
AbitibiBowater, Inc.; Alpha Natural Resources,
Inc.; Anadarko Petroleum Corp.; Anglogold
Ashanti; Baidu, Inc.; Bank of America Corp.;
Barrick Gold Corp.; Canadian Natural Resources
Ltd.; China Kanghui Holdings, Inc.; China
Lodging Group Ltd.; Lear Corp.; MI
Developments, Inc.; Penn West Petroleum Ltd.;
Potash Corp. of Saskatchewan, Inc.; RDA
Microelectronics, Inc.; Smurfit-Stone Container

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Corp.; Talecris Biotherapeutics Holdings Corp.;
Teva Pharmaceutical Industries Ltd.; Transocean
Ltd.; and Convertible Bonds; Amgen, Inc.
0.38% due 2/1/13; ArcelorMittal 5.00% due
5/15/14; Cameron International Corp. 2.50%
due 6/15/26; Janus Capital Group, Inc. 3.25%
due 7/15/14; Medtronic, Inc. 1.63% due
4/15/13; MF Global Holdings Ltd. 1.88% due
2/1/16; National Retail Properties, Inc. 3.95%
due 9/15/26; Old Republic International Corp.
8.00% due 5/15/12; Tech Data Corp. 2.75%
due 12/15/26; Transocean, Inc. 1.50% due
12/15/37; Ventas, Inc. 3.88% due 11/15/11;
Vornado Realty LP 3.88% due 4/15/25; valued
at $183,084)	$170,000	$170,000
RBC Capital Markets Corp., (0.20%, dated 4/29/11, due 5/2/11; proceeds $210,004; fully collateralized by a Certificate of Deposit; Lloyds Bank PLC Zero Coupon due 8/31/11; and Commercial Papers; Atlantic Asset Securities Zero Coupon due 8/5/11; Barton Capital Corp. Zero Coupon due 7/12/11; Beethoven Funding Corp. Zero Coupon due 5/20/11; valued at $220,600)	210,000	210,000
RBC Capital Markets Corp., (0.63%, dated
4/29/11, due 4/05/12; proceeds $80,479;
fully collateralized by Corporate Bonds;
Continental Resources, Inc. 7.13% due 4/1/21;
Cricket Communications, Inc. 7.75% due
5/15/16; Equinox Holdings, Inc. 9.50% due
2/1/16; Exide Technologies 8.63% due 2/1/18;
First Data Corp. 7.38% due 6/15/19; Frac
Technical Services LLC 7.13% due 11/15/18;
Frontier Communications Corp. 8.75% due
4/15/22; Geo Group, Inc. (The) 6.63% due
2/15/21; Hilcorp Energy LP 7.75% due
11/1/15; Homer City Funding LLC 8.73% due
10/1/26; Ineos Finance PLC 9.00% due
5/15/15; Intergen N.V. 9.00% due 6/30/17;
Linn Energy LLC 7.75% due 2/1/21; MetroPCS
Wireless, Inc. 6.63% due 11/15/20; New
Albertsons, Inc. 7.45% due 8/1/29; Newfield
Exploration Co. 6.88% - 7.13% due 5/15/18 -
2/1/20; Nextel Communications, Inc. 7.38%
due 8/1/15; NII Capital Corp 10.00% due
8/15/16; Northern Tier Energy LLC 10.50%
due 12/1/17; NRG Energy, Inc. 7.38% due
1/15/17; Penn Virginia Corp. 7.25% due
4/15/19; Petroplus Finance Ltd. 7.00% due
5/1/17; Quicksilver Resources, Inc. 9.13% due
8/15/19; San Pasqual Casino 8.00% due
9/15/13; SM Energy Co. 6.63% due 2/15/19;
Sprint Capital Corp. 8.75% due 3/15/32;
Suburban Propane Partners LP 7.38% due
3/15/20; Targa Resources Patners LP 6.88%
due 2/1/21; Tenet Healthcare Corp. 8.88%
due 7/1/19; Venezuela Government International
Bond 9.25% due 9/15/27; Visteon Corp. 6.75%
due 4/15/19; Windstream Corp. 7.75% - 8.63%
due 8/1/16 - 10/15/20; valued at $84,800)	80,000	80,000

	Face Amount (000)	Value (000)
RBS Securities, Inc., (0.05%, dated 4/29/11, due 5/2/11; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 5.00% - 6.00% due 1/1/38 - 4/1/38; valued at $206,823)	$200,000	$200,000
Societe Generale, (0.05%, dated 4/29/11, due 5/2/11; proceeds $750,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 1.00% due 8/22/14; Federal Home Loan Mortgage Corporation 4.50% due 1/15/13; Federal National Mortgage Association 4.00% - 4.88% due 5/18/12 - 10/1/40; Government National Mortgage Association 5.00% due 2/20/41 - 3/20/41; valued at $772,187)	750,000	750,000
Wells Fargo Bank, (0.05%, dated 4/29/11, due 5/2/11; proceeds $150,001; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.50% due 2/1/41; valued at $154,524)	150,000	150,000
Wells Fargo Bank, (0.20%, dated 4/29/11, due
5/2/11; proceeds $830,014; fully collateralized
by Corporate Bonds; 3M Co. 4.38% - 4.50%
due 11/1/11 - 8/15/13; Abbott Laboratories
4.35 - 5.60% due 3/15/14 - 11/30/17; Aegon
NV 4.75% due 6/1/13; Aetna, Inc. 5.75% due
6/15/11; Aflac, Inc. 3.45% due 8/15/15;
Alabama Power Co. 3.38% - 5.88% due
10/1/20 - 3/15/41; Alliant Energy Corp. 4.00%
due 10/15/14; Allstate Corp. (The) 5.00% -
6.13% due 2/15/12 - 4/1/36; Allstate Life
Global Funding Trusts 5.38% due 4/30/13;
AMB Property LP 6.63% due 12/1/19;
American Electric Power Co., Inc. 5.25% due
6/1/15; American Express Co. 6.15% - 8.15%
due 8/28/17 - 3/19/38; American Express
Credit Corp. 2.75% - 5.88% due 5/2/13 -
9/15/15; American Transmission Systems, Inc.
5.25% due 1/15/22; Ameriprise Financial, Inc.
5.30% due 3/15/20; Amgen, Inc. 3.45% - 6.15%
due 4/17/12 - 6/1/18; Anheuser-Busch InBev
Worldwide, Inc. 2.88% - 5.38% due 10/15/12 -
2/15/16; Apache Corp. 5.25% - 6.90% due
4/15/12 - 2/1/42; Appalachian Power Co.
3.40% - 7.95% due 5/24/15 - 8/15/37;
Archer-Daniels-Midland Co. 5.94% due 10/1/32;
Aries Vermoegensverwaltungs 9.60% due
10/25/14; AT&T Mobility LLC 6.50% due
12/15/11; AT&T, Inc. 4.95% - 6.80% due
1/15/13 - 9/15/34; AutoZone, Inc. 5.75% due
1/15/15; AvalonBay Communities, Inc. 4.95% -
5.50% due 1/15/12 - 3/15/13; Axis Capital
Holdings Ltd. 5.75% due 12/1/14; BAE
Systems Holdings, Inc. 4.95% - 6.40% due
12/15/11 - 6/1/19; Baker Hughes, Inc.
6.50% - 7.50% due 11/15/13 - 11/15/18;
Bank of America Corp. 2.38% - 6.25% due
4/15/12 - 10/14/16; Bank of New York Mellon
Corp. (The) 0.41% - 5.13% due 3/23/12 -
5/15/14; Barrick Gold Finance Co. 5.80% due
11/25/34; Barrick International Barbados
Corp. 5.75% due 10/15/16; BB&T Corp.
3.85% - 4.75% due 7/27/12 - 10/1/12;
Bear Stearns Cos. LLC (The) 5.35% - 7.25%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
due 2/1/12 - 2/1/18; BellSouth Corp. 4.75% -
6.00% due 10/15/11 - 11/15/12; Berkshire
Hathaway Finance Corp. 0.41% - 5.00% due
1/13/12 - 1/15/15; Berkshire Hathaway, Inc.
3.20% due 2/11/15; BHP Billiton Finance USA
Ltd. 4.80% due 4/15/13; BJ Services Co.
6.00% due 6/1/18; Board of Trustees of The
Leland Stanford Junior University (The) 4.25%
due 5/1/16; Boardwalk Pipelines LP 5.20%
due 6/1/18; Boeing Capital Corp. 4.70% due
10/27/19; Boston Properties LP 4.13% due
5/15/21; Bottling Group LLC 5.00% - 6.95%
due 11/15/13 - 3/15/14; BP Capital Markets
PLC 3.88% - 5.25% due 11/7/13 - 3/10/15;
Brandywine Operating Partnership LP 5.70%
due 5/1/17; BRE Properties, Inc. 5.50% due
3/15/17; British Sky Broadcasting Group PLC
6.10% due 2/15/18; British Telecommunications
PLC 5.95% due 1/15/18; Burlington Northern
Santa Fe LLC 3.60% - 8.13% due 4/15/20 -
5/1/37; Burlington Resources, Inc. 9.13% due
10/1/21; Camden Property Trust 5.38% - 5.88%
due 11/30/12 - 5/15/17; Canadian National
Railway Co. 4.40% due 3/15/13; Canadian
Natural Resources Ltd. 5.45% - 5.70% due
10/1/12 - 5/15/17; Canadian Pacific Railway
Co. 6.25% - 7.13% due 10/15/11 - 10/15/31;
Capital One Financial Corp. 5.70% - 6.15% due
9/15/11 - 9/1/16; CareFusion Corp. 5.13%
due 8/1/14; Caterpillar Financial Services Corp.
1.90% - 7.15% due 5/1/11 - 2/15/19; CBS
Corp. 5.50% - 5.75% due 4/30/11 - 5/15/33;
CBS Corp. 8.20% due 5/15/14; Cellco
Partnership/Verizon Wireless Capital LLC
7.38% - 8.50% due 11/15/13 - 11/15/18;
Cenovus Energy, Inc. 4.50% - 6.75% due
9/15/14 - 11/15/39; CenterPoint Energy
Resources Corp. 5.85% - 7.88% due 4/1/13 -
1/15/41; CenterPoint Energy Transition Bond
Co. LLC 5.17% due 8/1/19; CenturyLink, Inc.
7.60% due 9/15/39; Chubb Corp. 6.00% -
6.50% due 11/15/11 - 5/15/38; CIGNA Corp.
4.50% due 3/15/21; Cincinnati Financial Corp.
6.90% due 5/15/28; Cisco Systems, Inc.
1.63% - 5.90% due 3/14/14 - 2/15/39;
Citibank NA 0.30% - 1.88% due 5/7/12 -
6/4/12; Citigroup Funding, Inc. 0.82% - 2.25%
due 12/10/12 - 7/12/12; Citigroup, Inc.
4.59% - 8.50% due 8/27/12 - 10/31/33;
Cleveland Electric Illuminating Co. (The) 5.95% -
8.88% due 11/15/18 - 12/15/36; Comcast
Corp. 4.95% - 6.50% due 1/15/15 - 7/1/19;
Commonwealth Edison Co. 4.00% - 6.15% due
3/15/12 - 8/1/20; CommonWealth REIT 5.75%
due 2/15/14; ConocoPhillips 6.50% due
2/1/39; ConocoPhillips Canada Funding Co.
5.95% due 10/15/36; Consolidated Edison Co.
of New York, Inc. 5.70% - 7.13% due 12/1/18 -
6/15/40; Consolidated Natural Gas Co. 6.25%
due 11/1/11; Constellation Energy Group, Inc.
5.15% due 12/1/20; Cooper US, Inc. 5.25%
due 11/15/12; Covidien International Finance
SA 2.80% due 6/15/15; COX Communications,

	Face Amount (000)	Value (000)
Inc. 5.50% - 5.88% due 10/1/15 - 12/1/16;
Credit Suisse 5.00% due 5/15/13; Credit
Suisse USA, Inc. 6.13% - 6.50% due 11/15/11 -
1/15/12; CRH America, Inc. 5.63% due
9/30/11; CSX Corp. 5.60% - 6.30% due
3/15/12 - 5/1/37; DCP Midstream LLC 9.75%
due 3/15/19; Dell, Inc. 3.38% - 7.10% due
6/15/12 - 4/15/28; Delmarva Power & Light
Co. 5.00% due 11/15/14; Detroit Edison Co.
(The) 6.35% due 10/15/32; Deutsche Bank AG
6.00% due 9/1/17; Devon Energy Corp. 7.95%
due 4/15/32; Devon Financing Corp. ULC
7.88% due 9/30/31; Diageo Capital PLC 5.13%
due 1/30/12; Discovery Communications LLC
5.63% due 8/15/19; Dominion Resources, Inc.
2.25% - 5.25% due 9/1/15 - 8/1/33; Dow
Chemical Co (The) 4.85% due 8/15/12; Duke
Energy Carolinas LLC 4.30% - 6.25% due
1/15/12 - 6/15/20; Duke Energy Corp. 6.30%
due 2/1/14; Duke Energy Indiana, Inc. 5.00% -
6.35% due 9/15/13 - 8/15/38; Duke Energy
Ohio, Inc. 5.40% due 6/15/33; Duke Realty LP
7.38% due 2/15/15; eBay, Inc. 1.63% - 3.25%
due 10/15/15 - 10/15/20; EI du Pont de
Nemours & Co 4.75% - 5.25% due 11/15/12 -
12/15/16; El Paso Electric Co. 7.50% due
3/15/38; Eli Lilly & Co. 5.50% - 6.00% due
3/15/12 - 3/15/27; Enbridge, Inc. 5.60% due
4/1/17; Encana Corp. 5.90% - 6.63% due
12/1/17 - 8/15/37; EnCana Holdings Finance
Corp. 5.80% due 5/1/14; Energy Transfer
Partners LP 9.00% - 9.70% due 3/15/19 -
4/15/19; Ensco PLC 3.25% due 3/15/16;
Enterprise Products Operating LLC 6.65% -
7.55% due 4/15/18 - 4/15/38; EOG Resources,
Inc. 4.10% - 4.40% due 6/1/20 - 2/1/21;
Equity One, Inc. 5.38% - 6.00% due 12/15/14 -
9/15/17; ERP Operating LP 5.50% - 5.75%
due 10/1/12 - 6/15/17; Exelon Corp. 5.63%
due 6/15/35; Exelon Generation Co. LLC
5.35% due 1/15/14; Federal Realty Investment
Trust 5.95% due 8/15/14; FIA Card Services
NA 7.13% due 11/15/12; Fifth Third Bancorp
3.63% due 1/25/16; Fiserv, Inc. 3.13% - 6.13%
due 11/20/12 - 10/1/15; Fixed Income
Pass-Through Trust 2007 Zero Coupon - 1.19%
due 5/15/77 - 1/15/87; Florida Power & Light
Co 5.96% due 4/1/39; Florida Power Corp.
4.80% - 5.10% due 3/1/13 - 12/1/15; General
Dynamics Corp. 1.80% due 7/15/11; General
Electric Capital Corp. 0.61% - 6.88% due
11/15/11 - 1/10/34; Genworth Financial, Inc.
4.95% - 8.63% due 10/1/15 - 6/15/34;
Genworth Life Institutional Funding Trust 5.88%
due 5/3/13; Georgia Power Co. 5.13% - 6.00%
due 11/15/12 - 2/1/39; Goldman Sachs
Capital 6.35% due 2/15/34; Goldman Sachs
Group, Inc. (The) 0.71% - 6.75% due 11/9/11 -
2/1/41; Goodrich Corp. 4.88% due 3/1/20;
Gulf Power Co. 4.75% due 4/15/20; Halliburton
Co. 5.90% - 6.70% due 9/15/18 - 9/15/38;
Hartford Financial Services Group, Inc. 4.00% -
6.30% due 3/30/15 - 3/15/18; HCC Insurance
Holdings, Inc. 6.30% due 11/15/19; HCP, Inc.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
5.95% due 9/15/11; Healthcare Realty Trust,
Inc. 6.50% due 1/17/17; Hess Corp. 5.60%
due 2/15/41; Hewlett-Packard Co. 4.75% due
6/2/14; Highwoods Realty LP 7.50% due
4/15/18; Home Depot, Inc. 4.40% due 4/1/21;
Hormel Foods Corp. 6.63% due 6/1/11;
Hospitality Properties Trust 6.70% due 1/15/18;
HP Enterprise Services LLC 7.45% due
10/15/29; HSBC Bank PLC 4.13% due
8/12/20; HSBC Finance Corp. 5.70% due
6/1/11; HSBC Holdings PLC 6.50% - 6.80%
due 9/15/37 - 6/1/38; Indiana Michigan Power
Co. 6.05% due 3/15/37; International Business
Machines Corp. 5.60% - 6.50% due 9/14/17 -
1/30/39; International Paper Co. 7.95% due
6/15/18; Invesco Ltd. 5.63% due 4/17/12;
Jefferies Group, Inc. 7.75% due 3/15/12;
Jersey Central Power & Light Co. 4.80% - 5.63%
due 5/1/16 - 6/15/18; John Deere Capital Corp.
4.50% due 4/3/13; John Hancock Global
Funding II 5.25% due 2/25/15; JP Morgan
Chase Capital XX 6.55% due 9/29/36;
JP Morgan Chase Capital XXV 6.80% due
10/1/37; JPMorgan Chase & Co. 1.65% - 6.63%
due 12/1/11 - 5/15/38; JPMorgan Chase Bank
NA 6.00% due 10/1/17; JPMorgan Chase
Capital XXVII 7.00% due 11/1/39; Kentucky
Power Co. 6.00% due 9/15/17; Kentucky
Utilities Co. 1.63% - 5.13% due 11/1/15 -
11/1/40; KeyBank NA 5.80% due 7/1/14;
Kimco Realty Corp. 4.90% - 5.60% due
2/18/15 - 11/23/15; Kinder Morgan Energy
Partners LP 3.50% - 6.85% due 3/1/16 -
9/15/40; Kraft Foods, Inc. 2.63% - 6.00% due
11/1/11 - 5/8/13; L-3 Communications Corp.
4.95% due 2/15/21; LG&E and KU Energy LLC
3.75% due 11/15/20; Liberty Property LP
6.38% - 6.63% due 8/15/12 - 10/1/17; Lincoln
National Corp. 6.20% due 12/15/11; Lockheed
Martin Corp. 5.50% - 6.15% due 9/1/36 -
11/15/39; Louisville Gas & Electric Co. 1.63%
due 11/15/15; Mack-Cali Realty LP 5.80% due
1/15/16; Marathon Oil Corp. 6.60% due
10/1/37; Massachusetts Mutual Life Insurance
Co. 8.88% due 6/1/39; McDonald's Corp.
5.70% - 6.30% due 3/1/12 - 2/1/39;
Medtronic, Inc. 4.45% due 3/15/20; Merck &
Co, Inc. 1.88% - 6.40% due 6/30/11 - 6/30/39;
Merrill Lynch & Co, Inc. 5.77% - 6.15% due
7/25/11 - 4/25/13; MetLife Institutional
Funding II 0.71% due 3/27/12; MetLife, Inc.
2.38% due 2/6/14; Metropolitan Edison Co.
4.95% due 3/15/13; Metropolitan Life Global
Funding 2.00% - 5.13% due 7/1/11 - 6/10/14;
Microsoft Corp. 0.88% - 4.20% due 9/27/13 -
6/1/19; Morgan Stanley 0.69% - 6.63% due
12/1/11 - 4/1/18; NASDAQ OMX Group, Inc.
(The) 5.25% due 1/16/18; National Australia
Bank Ltd. 2.25% due 4/11/14; National Oilwell
Varco, Inc. 5.65% due 11/15/12; National
Retail Properties, Inc. 6.15% due 12/15/15;
National Rural Utilities Cooperative Finance
Corp. 1.13% - 1.90% due 11/1/13 - 11/1/15;

	Face Amount (000)	Value (000)
Nationwide Financial Services 5.38% - 6.25%
due 11/15/11 - 3/25/21; Nationwide Health
Properties, Inc. 6.50% due 7/15/11;
NBCUniversal Media LLC 5.15% due 4/30/20;
New York Life Global Funding 2.25% - 5.25%
due 10/16/12 - 5/4/15; News America, Inc.
5.30% - 9.25% due 2/1/13 - 11/15/37;
NextEra Energy Capital Holdings, Inc. 2.55% -
7.88% due 9/1/11 - 12/15/15; Nisource
Finance Corp. 5.45% due 9/15/20; Noble
Holding International Ltd. 6.20% due 8/1/40;
Norfolk Southern Corp. 5.64% - 5.90% due
6/15/19 - 5/17/29; Northeast Utilities 5.65%
due 6/1/13; Northern States Power Co. 8.00%
due 8/28/12; Northern Trust Corp. 5.20% -
5.30% due 8/29/11 - 11/9/12; NSTAR Electric
Co. 5.63% due 11/15/17; NuStar Logistics LP
7.65% due 4/15/18; Ohio Edison Co 8.25%
due 10/15/38; Oncor Electric Delivery Co. LLC
5.95% - 7.50% due 9/1/13 - 9/1/38; ONEOK
Partners LP 5.90% due 4/1/12; Oracle Corp.
4.95% - 5.00% due 4/15/13 - 7/8/19; Pacific
Gas & Electric Co. 3.50% due 10/1/20; Pacific
Life Global Funding 0.54% - 5.15% due
6/22/11 - 4/15/13; PacifiCorp 5.65% - 7.70%
due 7/15/18 - 1/15/39; Pan Pacific Retail
Properties, Inc. 5.25% - 6.13% due 1/15/13 -
9/1/15; PartnerRe Finance A LLC 6.88% due
6/1/18; Peco Energy Co. 5.95% due 10/1/36;
PepsiAmericas, Inc. 5.75% due 7/31/12;
PepsiCo, Inc. 5.15% due 5/15/12; Petro-Canada
5.35% - 6.80% due 5/15/18 - 5/15/38; Pfizer,
Inc. 4.45% due 3/15/12; Plains All American
Pipeline LP/PAA Finance Corp. 5.75% - 6.70%
due 5/1/18 - 1/15/37; PNC Funding Corp.
4.25% - 5.40% due 6/10/14 - 9/21/15;
Potash Corp. of Saskatchewan, Inc. 7.75% due
5/31/11; Potomac Electric Power Co. 4.95%
due 11/15/13; PPL Electric Utilities Corp.
7.13% due 11/30/13; Praxair, Inc. 1.75% -
6.38% due 4/1/12 - 3/31/14; Preferred
Pass-Through Trust 0.84% due 12/1/26;
Pricoa Global Funding 0.40% - 5.45% due
1/30/12 - 6/11/14; Principal Life Global
Funding 6.25% due 2/15/12; Principal Life
Income Funding Trusts 5.10% - 5.30% due
6/17/11 - 4/15/14; Procter & Gamble Co.
(The) 4.70% due 2/15/19; Progressive Corp.
(The) 6.38% - 6.70% due 1/15/12 - 6/15/67;
Protective Life Secured Trusts 5.45% due
9/28/12; Prudential Financial, Inc. 3.63% -
6.63% due 9/17/12 - 12/1/37; PSEG Power
LLC 5.13% due 4/15/20; Public Service Co.
4.40% - 5.15% due 12/1/19 - 2/1/21; Public
Service Electric & Gas Co. 5.38% due 11/1/39;
Puget Sound Energy, Inc. 5.48% due 6/1/35;
Qwest Corp. 7.63% due 6/15/15; Raytheon Co.
3.13% - 7.00% due 10/15/20 - 10/15/40;
Realty Income Corp. 5.38% - 5.88% due
9/15/17 - 3/15/35; Regency Centers LP
4.95% due 4/15/14; Reinsurance Group of
America, Inc. 6.75% due 12/15/65; Reliance
Industries Ltd. 9.38% due 6/24/26; Republic
Services, Inc. 5.50% due 9/15/19; Retail

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Property Trust (The) 7.88% due 3/15/16;
Reynolds American, Inc. 6.75% due 6/15/17;
Roche Holdings, Inc. 5.00% due 3/1/14;
Rogers Communications, Inc. 6.25% - 7.50%
due 6/15/13 - 8/15/38; Roper Industries, Inc.
6.63% due 8/15/13; SABMiller PLC 6.20% due
7/1/11; SCG 6.88% due 5/15/11; Schlumberger
Oilfield UK PLC 4.20% due 1/15/21; Sempra
Energy 2.00% due 3/15/14; Senior Housing
Properties Trust 4.30% due 1/15/16; Sierra
Pacific Power Co. 5.45% due 9/1/13; Simon
Property Group LP 5.65% - 6.75% due 12/1/15 -
2/1/40; Snap-On, Inc. Zero Coupon due
8/15/11; South Carolina Electric & Gas Co.
5.25% - 6.25% due 11/1/18 - 1/15/38;
Southern California Edison Co. 4.65% - 5.95%
due 4/1/15 - 2/1/38; SouthTrust Corp. 5.80%
due 6/15/14; Southwestern Electric Power Co.
4.90% - 5.38% due 4/15/15 - 7/1/15; Spectra
Energy Capital LLC 5.90% - 6.25% due
2/15/13 - 9/15/13; St Jude Medical, Inc.
2.20% due 9/15/13; Statoil ASA 5.10% - 6.70%
due 1/15/18 - 8/17/40; Suncor Energy, Inc.
6.50% due 6/25/38; Symetra Financial Corp.
6.13% due 4/1/16; Talisman Energy, Inc.
3.75% - 6.25% due 2/1/21 - 2/1/38; Tampa
Electric Co. 6.38% - 6.88% due 6/15/12 -
8/15/12; Target Corp. 4.00% due 6/15/13;
TCI Communications, Inc. 8.75% due 8/1/15;
Telecom Italia Capital SA 6.00% - 7.18% due
7/18/11 - 9/30/34; Telefonica Emisiones
SAU 5.88% - 6.22% due 7/3/17 - 7/15/19;
Thomson Reuters Corp. 5.25% due 8/15/13;
Time Warner Cable, Inc. 3.50% - 8.25% due
2/14/14 - 5/1/37; Time Warner Cos, Inc.
7.25% due 10/15/17; Time Warner, Inc.
3.15% - 6.88% due 5/2/12 - 3/29/21;
Toledo Edison Co. (The) 7.25% due 5/1/20;
Torchmark Corp. 9.25% due 6/15/19; Total
Capital Canada Ltd. 1.63% due 1/28/14;
Transcontinental Gas Pipe Line Co. LLC 7.00%
due 8/15/11; Travelers Cos, Inc. (The) 5.50%
due 12/1/15; Travelers Property Casualty
Corp. 5.00% - 6.38% due 3/15/13 - 3/15/33;
UDR, Inc. 5.25% due 1/15/16; UDR, Inc. 5.50%
due 4/1/14; Union Pacific Corp. 5.65% - 6.15%
due 5/1/17 - 5/1/37; United Parcel Service,
Inc. 4.88% due 11/15/40; United Technologies
Corp. 6.05% - 8.75% due 5/15/12 - 6/1/36;
UnitedHealth Group, Inc. 4.88% due 3/15/15;
Unitrin, Inc. 6.00% due 11/30/15; Unum Group
7.13% due 9/30/16; US Bancorp 1.38% - 2.88%
due 6/14/13 - 11/20/14; US Bancorp 3.44%
due 2/1/16; Valero Energy Corp. 4.75% - 8.75%
due 4/15/12 - 6/15/30; Ventas Realty
LP/Ventas Capital Corp. 3.13% due 11/30/15;
Verizon Communications, Inc. 4.35% - 8.95%
due 2/15/13 - 3/1/39; Verizon Global Funding
Corp. 7.75% due 6/15/32; Viacom, Inc. 4.38% -
6.75% due 9/15/14 - 10/5/37; Virginia Electric
and Power Co. 5.25% due 12/15/15; Vodafone
Group PLC 5.35% - 5.63% due 2/27/12 -
2/27/17; Wal-Mart Stores, Inc. 2.88% - 4.55%

	Face Amount (000)	Value (000)
due 4/1/15 - 5/1/13; Walt Disney Co (The)
6.20% due 6/20/14; Washington Real Estate
Investment Trust 5.25% due 1/15/14;
Weatherford International Ltd. 6.00% - 7.00%
due 3/15/18 - 3/15/38; Weingarten Realty
Investors 5.25% - 6.65% due 2/15/15 - 7/12/27;
Westar Energy, Inc. 8.63% due 12/1/18;
Western Union Co. (The) 6.20% due 6/21/40;
Westpac Banking Corp. 4.20% due 2/27/15;
WR Berkley Corp. 5.88% - 7.38% due 2/15/13 -
2/15/37; Wyeth 5.50% - 6.50% due 2/1/14 -
4/1/37; XL Capital Finance Europe PLC 6.50%
due 1/15/12; XL Group Plc 5.25% due
9/15/14; Xstrata Canada Corp. 6.00% due
10/15/15; XTO Energy, Inc. 6.25% - 6.75% due
4/15/13 - 8/1/37; Yum! Brands, Inc. 3.88%
due 11/1/20; valued at $871,500)	$830,000	$830,000
Total Repurchase Agreements (Cost $7,813,995)		7,813,995
Time Deposit (1.8%)
Bank of America Grand Cayman
0.05%, 5/2/11 (Cost $330,000)	330,000	330,000
Weekly Variable Rate Bonds (5.1%)
California Educational Facilities Authority, California Institute of Technology 2006 Ser B
0.19%, 10/1/36	20,000	20,000
California Housing Finance Agency, Multifamily Ser 2000 C (AMT)
0.24%, 2/1/33	31,760	31,760
Charlotte, NC, Airport Ser 2007 B
0.25%, 7/1/37	28,060	28,060
Denver Public Schools, CO, Ser 2011 A-1 COPs (Taxable)
0.17%, 12/15/37	11,600	11,600
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4
0.25%, 8/15/42	10,375	10,375
Kentucky Housing Corporation, Housing Ser 2006 I (AMT)
0.30%, 1/1/32	20,755	20,755
Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-5
0.17%, 7/1/34	28,000	28,000
Power System 2001 Ser B Subser B-7
0.17%, 7/1/34	18,600	18,600
Water System 2001 Ser B Subser B-1
0.16%, 7/1/35	59,400	59,400
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 A
0.20%, 2/15/38	30,915	30,915
Howard Hughes Medical Institute Ser 2003 D
0.22%, 2/15/38	16,200	16,200
Maryland Health & Higher Educational Facilities Authority, Loyola College In Maryland Ser 2008
0.23%, 10/1/26	43,245	43,245

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2009 Ser I-1
0.18%, 7/1/44	$25,600	$25,600
Massachusetts Water Resources Authority, Gen Ser 2008 F
0.20%, 8/1/29	50,000	50,000
Michigan State University, Ser 2000 A
0.24%, 8/15/30	25,935	25,935
Minnesota Housing Finance Agency, Residential Housing Finance 2005 Ser M (AMT)
0.30%, 1/1/36	36,705	36,705
New Hampshire Health & Education Facilities Authority, Dartmouth College Ser 2003
0.23%, 6/1/23	51,555	51,555
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2008 Ser BB-2
0.23%, 6/15/35	16,000	16,000
New York City Transitional Finance Authority, NY, Future Tax Fiscal 1999 2nd Ser Subser A-2
0.22%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A
0.23%, 2/15/30	35,400	35,400
New York State Dormitory Authority, Rockefeller University Ser 2009 B
0.22%, 7/1/40	32,750	32,750
New York State Housing Finance Agency, Related-Taconic West 17th Street Ser 2009 A
0.23%, 5/15/39	25,000	25,000
San Francisco City & County, CA, San Francisco International Airport Second Ser 2010 A-1 (AMT)
0.25%, 5/1/30	43,000	43,000
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 B
0.21%, 4/1/36	44,300	44,300
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT)
0.28%, 5/1/39	45,000	45,000
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
0.25%, 11/1/32	23,215	23,215
University of Texas Regents, Financing System Ser 2008 B
0.17%, 8/1/32	12,000	12,000
0.21%, 8/1/16	23,295	23,295
Utah Housing Corporation, Single Family Mortgage Class I 2009 Ser A
0.27%, 7/1/38	28,090	28,090
Single Family Mortgage Class I 2009 Ser B
0.27%, 1/1/39	18,185	18,185
Wake County, NC, Public Improvement Ser 2003 C
0.25%, 4/1/19 - 4/1/20	14,160	14,160

	Face Amount (000)	Value (000)
School Ser 2007 B
0.25%, 3/1/24	$14,800	$14,800
Total Weekly Variable Rate Bonds (Cost $928,200)		928,200
Total Investments (100.2%) (Cost $18,337,075)		18,337,075
Liabilities in Excess of Other Assets (-0.2%)		(44,427)
Net Assets (100.0%)		$18,292,648

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

AMT  Alternative Minimum Tax

COPs  Certificates of Participation

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,815,000	$—	$1,815,000
Commercial Paper
ABCP — Consumer Loans	—	97,955	—	97,955
ABCP — Corporate	—	86,936	—	86,936
International Banks	—	4,731,989	—	4,731,989
Floating Rate Notes	—	2,533,000	—	2,533,000
Repurchase Agreements	—	7,813,995	—	7,813,995
Time Deposit	—	330,000	—	330,000
Weekly Variable Rate Bonds	—	928,200	—	928,200
Total Assets	$—	$18,337,075	$—	$18,337,075

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	42.6%
Commercial Paper	26.8
Floating Rate Notes	13.8
Certificates of Deposit	9.9
Weekly Variable Rate Bonds	5.1
Other*	1.8
Total Investments	100.0%

*  Investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (35.2%)
Federal Farm Credit Bank,
0.13%, 4/11/12 (a)	$70,000	$69,993
0.17%, 6/25/12 (a)	45,000	44,940
0.22%, 11/2/11 (a)	35,000	35,000
0.23%, 9/14/12 (a)	48,500	48,486
0.25%, 4/4/12 (a)	25,000	25,000
0.28%, 2/14/12 (a)	45,000	44,999
Federal Home Loan Bank,
0.12%, 5/26/11 (a)	30,000	29,997
0.12%, 8/1/11 (a)	73,000	72,994
0.13%, 8/26/11 (a)	71,000	70,989
0.14%, 8/12/11 (a)	95,000	94,989
0.16%, 5/25/11 (a)	35,000	35,000
0.16%, 10/25/12 (a)	78,000	77,977
0.18%, 1/26/12 (a)	75,000	74,983
0.19%, 8/11/11	75,000	74,995
0.20%, 5/27/11 - 8/1/11	290,000	290,007
0.21%, 9/12/11 (a)	73,000	72,990
0.25%, 10/13/11 (a)	152,000	152,026
0.30%, 11/16/11	37,000	37,003
0.30%, 12/15/11 (a)	75,000	75,000
0.33%, 9/8/11	86,500	86,558
0.34%, 5/3/11	83,000	83,000
0.42%, 3/13/12	100,000	100,000
1.38%, 5/16/11	94,000	94,042
Federal Home Loan Mortgage Corporation,
0.16%, 12/21/11 (a)	100,000	99,968
0.16%, 12/29/11 (a)	124,000	123,959
0.20%, 7/25/11 (b)	70,000	69,967
0.21%, 10/26/11 (a)	60,000	59,988
0.23%, 5/25/11 (b)	63,900	63,891
0.24%, 7/26/11 (b)	35,000	34,980
0.24%, 8/5/11 (a)	28,000	28,006
1.13%, 6/1/11	48,870	48,906
Federal National Mortgage Association,
0.14%, 8/11/11 (a)	75,000	74,990
0.17%, 6/1/11	121,000	120,983
0.21%, 8/1/11 (b)	100,000	99,947
0.43%, 7/11/11 (b)	50,000	49,959
0.44%, 7/11/11 (b)	31,500	31,474
3.38%, 5/19/11	33,000	33,047
6.00%, 5/15/11	87,000	87,177
Total U.S. Agency Securities (Cost $2,818,210)		2,818,210
U.S. Treasury Securities (1.9%)
U.S. Treasury Bill
0.20%, 5/26/11 (c)	42,250	42,245
U.S. Treasury Notes,
1.00%, 10/31/11	73,000	73,287
1.13%, 12/15/11	43,000	43,213
Total U.S. Treasury Securities (Cost $158,745)		158,745

	Face Amount (000)	Value (000)
Repurchase Agreements (62.8%)
Barclays Capital, Inc., (0.02%, dated 4/29/11, due 5/2/11; proceeds $175,000; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.50% - 5.00% due 12/20/39 - 9/20/40; valued at $180,148)	$175,000	$175,000
BNP Paribas Securities Corp., (0.05%, dated 4/29/11, due 5/2/11; proceeds $813,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.50% due 8/1/24 - 12/1/39; Federal National Mortgage Association 3.63% - 5.00% due 11/1/30 - 4/1/41; Government National Mortgage Association 5.50% due 4/15/40; valued at $837,385)	813,000	813,000
Citigroup, Inc., (0.06%, dated 4/29/11, due 5/2/11; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% - 6.00% due 12/1/33 - 1/1/38; Federal National Mortgage Association 3.50% - 6.50% due 5/1/24 - 4/1/41; valued at $206,078) (See Note H)	200,000	200,000
Credit Suisse Securities (USA) LLC, (0.15%, dated 4/7/11, due 7/5/2011; proceeds $30,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.14% - 6.23% due 10/1/28 - 4/1/41; valued at $31,000)	30,000	30,000
Deutsche Bank Securities, Inc., (0.05%, dated 4/29/11, due 5/2/11; proceeds $560,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 10/1/20 - 4/1/41; valued at $577,196)	560,000	560,000
Deutsche Bank Securities, Inc., (0.09%, dated 4/27/11, due 5/4/11; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.90% - 7.00% due 9/1/37 - 3/1/40; valued at $103,007)	100,000	100,000
Deutsche Bank Securities, Inc., (0.12%, dated 4/25/11, due 5/2/11; proceeds $140,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.13% due 4/1/39; Federal National Mortgage Association 1.82% - 7.00% due 5/1/25 - 6/1/38; valued at $143,933)	140,000	140,000
Deutsche Bank Securities, Inc., (0.12%, dated 4/26/11, due 5/17/11; proceeds $73,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.01% - 5.92% due 9/1/37 - 7/1/38; Federal National Mortgage Association 3.67% - 6.50% due 8/1/37 - 9/1/40; valued at $75,206)	73,000	73,000

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Deutsche Bank Securities, Inc., (0.12%, dated 4/27/11, due 5/25/11; proceeds $50,005; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.35% - 6.50% due 5/1/38 - 4/1/39; valued at $51,502)	$50,000	$50,000
Deutsche Bank Securities, Inc., (0.13%, dated 4/25/11, due 5/25/11; proceeds $73,008; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.92% due 9/1/37; Federal National Mortgage Association 5.50% - 6.50% due 5/1/37 - 7/1/39; valued at $75,083)	73,000	73,000
Deutsche Bank Securities, Inc., (0.16%, dated 4/1/11, due 5/2/11; proceeds $75,010; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.26% due 12/1/37; Federal National Mortgage Association 5.50% - 6.50% due 4/1/34 - 5/1/38; valued at $77,212)	75,000	75,000
Goldman Sachs & Co., (0.05%, dated 4/29/11, due 5/2/11; proceeds $210,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.00% due 2/1/26 - 2/1/41; Federal National Mortgage Association 3.50% - 6.50% due 5/1/24 - 3/1/41; valued at $216,105)	209,811	209,811
Goldman Sachs & Co., (0.06%, dated 4/28/11, due 5/5/11; proceeds $150,002; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 6.50% due 2/15/26 - 4/15/41; valued at $154,541)	150,000	150,000
Goldman Sachs & Co., (0.08%, dated 4/29/11, due 5/6/11; proceeds $100,002; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 5.50% due 2/15/34 - 3/20/41; valued at $103,000)	100,000	100,000
Goldman Sachs & Co., (0.09%, dated 4/26/11, due 5/3/11; proceeds $150,003; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 6.00% due 4/15/38 - 3/20/41; valued at $154,765)	150,000	150,000
ING Financial Markets Inc, (0.05%, dated 4/29/11, due 5/2/11; proceeds $290,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 7.00% due 7/1/30 - 3/1/41; valued at $299,678)	290,000	290,000
RBC Capital Markets Corp, (0.05%, dated 4/29/11, due 5/2/11; proceeds $350,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 5.81% due 5/1/26 - 3/1/41 ; Federal National Mortgage Association 3.04% - 5.50% due 8/1/15 - 3/1/41; Government National Mortgage Association 3.00% - 5.00% due 6/15/40 - 3/20/41; valued at $360,572)	350,000	350,000

	Face Amount (000)	Value (000)
RBC Capital Markets Corp, (0.06%, dated 4/29/11, due 5/2/11; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 3/1/26; Federal National Mortgage Association 2.54% - 4.00% due 1/1/31 - 6/1/36; valued at $206,421)	$200,000	$200,000
RBS Securities Inc, (0.05%, dated 4/29/11, due 5/2/11; proceeds $300,001; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% - 6.00% due 11/1/25 - 1/1/38; valued at $309,978)	300,000	300,000
Societe Generale, (0.05%, dated 4/29/11, due 5/2/11; proceeds $750,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 4/1/26; Federal National Mortgage Association 4.00% - 5.50% due 2/1/26 - 10/1/40; valued at $771,539)	750,000	750,000
Societe Generale, (0.06%, dated 4/29/11, due 5/2/11; proceeds $125,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% due 2/1/26 - 12/1/40; valued at $128,692)	125,000	125,000
UBS Securities LLC, (0.06%, dated 4/29/11, due 5/2/11; proceeds $110,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% due 3/1/40; Federal National Mortgage Association 4.5% due 3/1/41; valued at $113,309)	110,000	110,000
Total Repurchase Agreements (Cost $5,023,811)		5,023,811
Total Investments (99.9%) (Cost $8,000,766)		8,000,766
Other Assets in Excess of Liabilities (0.1%)		4,557
Net Assets (100.0%)		$8,005,323

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2011.

(b)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)  Rate shown is the yield to maturity at April 30, 2011.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$2,818,210	$—	$2,818,210
U.S. Treasury Securities	—	158,745	—	158,745
Repurchase Agreements	—	5,023,811	—	5,023,811
Total Assets	$—	$8,000,766	$—	$8,000,766

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	62.8%
U.S. Agency Securities	35.2
U.S. Treasury Securities	2.0
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (93.5%)
Federal Farm Credit Bank,
0.15%, 12/14/11 (a)	$1,500	$1,499
0.17%, 6/25/12 (a)	4,000	3,995
0.18%, 12/8/11 (a)	5,000	4,999
0.22%, 11/2/11 - 12/30/11 (a)	15,375	15,369
0.23%, 9/14/12 (a)	1,500	1,500
0.26%, 9/15/11 (a)	13,125	13,127
0.28%, 2/14/12 (a)	5,000	5,000
0.39%, 3/19/12 (a)	4,790	4,793
0.50%, 6/1/11	10,000	10,004
0.55%, 9/30/11	2,500	2,503
Federal Home Loan Bank,
0.00%, 5/2/11 (b)	71,510	71,510
0.01%, 5/2/11 (b)	30,000	30,000
0.03%, 5/6/11 (b)	25,000	25,000
0.04%, 5/4/11 (b)	15,000	15,000
0.05%, 5/6/11 (b)	4,275	4,275
0.06%, 5/4/11 (b)	20,000	20,000
0.07%, 5/20/11 (b)	7,000	7,000
0.11%, 5/17/11 - 6/1/11 (b)	21,078	21,076
0.12%, 5/26/11 - 8/1/11 (a)	30,400	30,395
0.12%, 6/15/11 (b)	20,000	19,998
0.13%, 8/26/11 (a)	7,500	7,499
0.14%, 7/15/11 - 8/12/11 (a)	14,000	13,998
0.14%, 5/4/11 (b)	15,000	15,000
0.18%, 1/26/12 (a)	7,000	6,998
0.19%, 8/11/11	5,000	5,000
0.20%, 5/27/11 - 8/1/11	15,000	15,001
0.21%, 9/12/11 (a)	22,000	21,996
0.25%, 10/13/11 (a)	6,000	6,001
0.30%, 12/15/11 (a)	6,000	6,000
0.30%, 11/16/11	4,000	4,000
0.34%, 5/3/11	25,000	25,000
0.63%, 6/15/11	5,000	5,003
0.75%, 7/8/11	6,700	6,708
0.80%, 5/6/11	10,000	10,001
1.13%, 6/3/11	3,930	3,933
1.63%, 7/27/11	2,145	2,152
3.38%, 6/24/11	4,000	4,019
5.00%, 9/9/11	5,000	5,085
Total U.S. Agency Securities (Cost $470,437)		470,437
U.S. Treasury Securities (4.8%)
U.S. Treasury Bills,
0.19%, 6/16/11 (c)	9,400	9,398
0.20%, 5/26/11 (c)	4,000	3,999
U.S. Treasury Notes,
1.00%, 9/30/11	5,500	5,516
1.13%, 12/15/11	5,000	5,025
Total U.S. Treasury Securities (Cost $23,938)		23,938
Total Investments (98.3%) (Cost $494,375)		494,375
Other Assets in Excess of Liabilities (1.7%)		8,694
Net Assets (100.0%)		$503,069

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2011.

(b)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)  Rate shown is the yield to maturity at April 30, 2011.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$470,437	$—	$470,437
U.S. Treasury Securities	—	23,938	—	23,938
Total Assets	$—	$494,375	$—	$494,375

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	95.2%
U.S. Treasury Securities	4.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (27.8%)
U.S. Treasury Bills,
0.16%, 5/12/11 (a)	$66,720	$66,717
0.18%, 9/29/11 (a)	92,500	92,433
0.19%, 7/28/11 (a)	69,500	69,468
0.20%, 5/26/11 (a)	50,000	49,993
0.23%, 10/20/11 (a)	49,000	48,947
U.S. Treasury Notes,
0.88%, 5/31/11	92,000	92,047
1.00%, 7/31/11 - 10/31/11	281,000	281,734
1.13%, 6/30/11 - 12/15/11	175,000	175,386
4.50%, 9/30/11 - 11/30/11	100,500	102,631
4.63%, 10/31/11 - 12/31/11	89,500	91,761
4.75%, 1/31/12	25,000	25,824
4.88%, 5/31/11	114,000	114,426
5.13%, 6/30/11	142,500	143,637
U.S. Treasury Strip Coupon
0.07%, 5/15/11	11,000	11,000
Total U.S. Treasury Securities (Cost $1,366,004)		1,366,004
Repurchase Agreements (69.8%)
Barclays Capital, Inc., (0.03%, dated 4/29/11, due 5/2/11; proceeds $435,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 1.50% - 1.88% due 8/15/12 - 9/30/17; valued at $443,668)	435,000	435,000
BNP U.S. Finance Corp., (0.03%, dated 4/29/11, due 5/2/11; proceeds $600,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 4/5/12; U.S. Treasury Note 0.75% due 5/31/12; valued at $611,360)	600,000	600,000
Credit Agricole Indosuez, (0.04%, dated 4/29/11, due 5/2/11; proceeds $185,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 2.38% due 1/15/25; valued at $189,120)	185,000	185,000
Credit Suisse First Boston, (0.03%, dated 4/29/11, due 5/2/11; proceeds $147,000; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 5.25% due 2/15/29; U.S. Treasury Note 1.38% due 11/15/12; valued at $151,288)	147,000	147,000
Credit Suisse First Boston, (0.12%, dated 4/1/11, due 5/2/11; proceeds $50,005; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 6/30/13; valued at $51,529)	50,000	50,000
Deutsche Bank Securities, Inc., (0.02%, dated 4/29/11, due 5/2/11; proceeds $168,930; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 7.88% due 2/15/21; U.S. Treasury Note 2.38% due 2/28/15; valued at $171,988)	168,930	168,930
Deutsche Bank Securities, Inc., (0.07%, dated 4/20/11, due 5/11/11; proceeds $50,002 fully collateralized by a U.S. Government Obligation; U.S. Treasury Strip Zero Coupon due 5/15/26; valued at $51,000)	50,000	50,000

	Face Amount (000)	Value (000)
HSBC Bank USA, N.A., (0.02%, dated 4/29/11, due 5/2/11; proceeds $200,000; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 1.88% - 4.88% due 7/31/11 - 11/30/17; valued at $205,941)	$200,000	$200,000
ING Financial Markets LLC, (0.03%, dated 4/29/11, due 5/2/11; proceeds $200,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 9/8/11; U.S. Treasury Bond 7.50% - 11.25% due 2/15/15 - 8/15/20; valued at $208,306)	200,000	200,000
Merrill Lynch & Co., Inc., (Zero Coupon, dated 4/29/11, due 5/2/11; proceeds $80,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Strip Zero Coupon due 5/15/21; valued at $81,600)	80,000	80,000
Merrill Lynch & Co., Inc., (0.03%, dated 4/29/11, due 5/2/11; proceeds $103,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Strip Zero Coupon due 5/15/21; valued at $105,000)	103,000	103,000
RBS Securities, Inc., (0.03%, dated 4/29/11, due 5/2/11; proceeds $550,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 4.50% - 5.25% due 2/15/29 - 8/15/39; U.S. Treasury Note 2.63% - 5.13% due 6/30/11 - 8/15/20; valued at $566,808)	550,000	550,000
Societe Generale, N.A., Inc., (0.03%, dated 4/29/11, due 5/2/11; proceeds $300,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 2.38% due 1/15/25; U.S. Treasury Notes 1.00% - 1.38% due 12/31/11 - 1/15/20; U.S. Treasury Strip Zero Coupon due 11/15/22; valued at $306,271)	300,000	300,000
TD Securities, Inc., (0.03%, dated 4/29/11, due 5/2/11; proceeds $105,000; fully collateralized by a U.S. Government Obligations; U.S. Treasury Bill 3.63% due 4/15/28; valued at $107,113)	105,000	105,000
Wells Fargo Bank, (0.03%, dated 4/29/11, due 5/2/11; proceeds $250,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 3.88% - 4.63% due 2/15/40 - 8/15/40; U.S. Treasury Notes 0.38% - 2.63% due 5/31/11 - 1/31/18; U.S. Treasury Strip Zero Coupon due 5/15/11; valued at $254,976)	250,000	250,000
Total Repurchase Agreements (Cost $3,423,930)		3,423,930
Total Investments (97.6%) (Cost $4,789,934)		4,789,934
Other Assets in Excess of Liabilities (2.4%)		115,565
Net Assets (100.0%)		$4,905,499

(a)  Rate shown is the yield to maturity at April 30, 2011.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$1,366,004	$—	$1,366,004
Repurchase Agreements	—	3,423,930	—	3,423,930
Total Assets	$—	$4,789,934	$—	$4,789,934

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	71.5%
U.S. Treasury Securities	28.5
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (91.6%)
U.S. Treasury Bills,
0.01%, 5/12/11 (a)	$2,055	$2,055
0.02%, 5/12/11 (a)	3,145	3,145
0.03%, 5/5/11 - 5/26/11 (a)	27,715	27,714
0.03%, 5/19/11 (a)	5,000	5,000
0.11%, 7/28/11 (a)	1,005	1,005
0.16%, 5/12/11 (a)	1,280	1,280
0.18%, 9/29/11 (a)	500	499
0.19%, 7/28/11 (a)	500	500
0.20%, 5/26/11 (a)	750	750
0.21%, 6/2/11 (a)	530	530
U.S. Treasury Notes,
0.88%, 5/31/11	8,000	8,005
1.00%, 7/31/11	1,000	1,002
1.13%, 6/30/11	500	501
4.88%, 5/31/11	4,205	4,221
5.13%, 6/30/11	5,510	5,555
U.S. Treasury Strip Coupons,
0.05%, 5/15/11	4,220	4,220
0.07%, 5/15/11	750	750
Total Investments (91.6%) (Cost $66,732)		66,732
Other Assets in Excess of Liabilities (8.4%)		6,105
Net Assets (100.0%)		$72,837

(a)  Rate shown is the yield to maturity at April 30, 2011.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$66,732	$—	$66,732
Total Assets	$—	$66,732	$—	$66,732

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.9%)
Commercial Paper (a) (7.1%)
Gainesville, FL, Utilities System Ser C 0.32%, 6/23/11	$10,000	$10,000
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-1 0.35%, 6/15/11	2,500	2,500
0.36%, 11/17/11	20,000	20,000
0.37%, 8/4/11	6,900	6,900
Lincoln, NE, Lincoln Electric System Ser 1995 0.28%, 5/18/11	5,000	5,000
0.30%, 5/5/11	18,000	18,000
Montgomery County, MD, 2010 Ser B BANs 0.28%, 5/16/11	10,000	10,000
Nebraska Public Power District, Ser A Notes 0.30%, 5/5/11	18,000	18,000
New York City Municipal Water Finance Authority, NY, Ser 6 0.30%, 5/13/11	20,000	20,000
Rochester, MN, Health Care Facilities Mayo Foundation Ser 2000 B 0.28%, 5/19/11	10,000	10,000
Texas Municipal Power Agency, Ser 2005 A 0.26%, 6/6/11	10,000	10,000
		130,400
Daily Variable Rate Bonds (7.8%)
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1 0.23%, 12/1/24	10,000	10,000
Methodist Hospital System Ser 2008 C-2 0.23%, 12/1/27	38,570	38,570
Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-2 0.23%, 12/1/41	14,100	14,100
J P Morgan Chase & Co, CO, TRANs Ser 2010 PUTTERs Ser 3890 0.27%, 6/27/11 (b)	22,000	22,000
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Ser 2008 B 0.26%, 7/1/41	6,400	6,400
Murray City, UT, IHC Health Services Inc Ser 2005 D 0.20%, 5/15/37	4,640	4,640
New York City, NY, Fiscal 2008 Ser J Subser J-3 0.22%, 8/1/23	24,400	24,400
Fiscal 2008 Subser L-6 0.18%, 4/1/32	2,100	2,100

	Face Amount (000)	Value (000)
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1 0.29%, 6/1/29	$20,500	$20,500
		142,710
Municipal Bonds & Notes (3.9%)
Cobb County, GA, Ser 2011 TANs 1.25%, 12/30/11	12,000	12,083
Georgia Municipal Gas Authority, Gas Portfolio III 2010 Ser I 2.00%, 5/17/11	5,500	5,503
Michigan, Fiscal 2011 Ser A 2.00%, 9/30/11	7,590	7,639
Milwaukee, WI, School Ser 2008 M8 RANs 2.00%, 6/27/11	10,000	10,027
San Antonio, TX, Independent School District Unlimited Tax Refunding Bonds Ser 2001 B (pre-refunded 8/15/11@100) 5.38%, 8/15/29	5,000	5,085
Texas, Ser 2010 TRANs 2.00%, 8/31/11	30,000	30,161
		70,498
Put Option Bonds (7.8%)
Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1 0.38%, 5/15/39 (c)	4,000	4,000
Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1 0.48%, 11/1/30 (c)	4,000	4,000
J P Morgan Chase & Co, TX, Ser 2010 TRANs PUTTERs Ser 3813 0.30%, 8/31/11 (b)(c)	21,000	21,000
Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A 0.35%, 7/1/30 (c)	4,500	4,500
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8 0.35%, 11/15/49 (c)	10,000	10,000
New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009 0.26%, 11/1/39 (c)	20,000	20,000
New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1 0.42%, 12/1/50 (c)	14,500	14,500
New York Liberty Development Corporation, NY, World Trade Center Ser 2009 A-2 0.35%, 12/1/49 (c)	40,000	40,000

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Put Option Bonds (cont'd)
Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B 0.38%, 11/1/34 (c)	$3,000	$3,000
Ser 2010 C 0.38%, 11/1/34 (c)	3,000	3,000
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A 0.37%, 10/1/27 (c)	5,000	5,000
Palm Beach County Solid Waste Authority, FL, Improvement Ser 2010 1.00%, 10/1/31 (c)	13,500	13,580
		142,580
Weekly Variable Rate Bonds (73.3%)
Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687 0.36%, 7/1/25 (b)	1,600	1,600
Austin Trust, NC, Charlotte- Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149 0.33%, 1/15/47	4,808	4,808
Austin Trust, NV, Clark County Ser 2008 Custody Receipts Ser 2008-1171 0.33%, 6/1/38	9,770	9,770
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031 0.33%, 2/15/36	5,470	5,470
Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026 0.33%, 4/1/33	10,840	10,840
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultual Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W 0.27%, 1/1/38 (b)	5,000	5,000
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W 0.27%, 7/1/38 (b)	7,000	7,000
Barclays Capital Municipal Trust Receipts, WA, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC) 0.27%, 1/1/39 (b)	750	750

	Face Amount (000)	Value (000)
Barclays Capital Municipal Trust Receipts, WI, Wisconsin Health & Educational Facilities Authority Children's Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W 0.27%, 8/15/37 (b)	$1,250	$1,250
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 0.26%, 1/1/16	9,970	9,970
BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36 0.25%, 4/1/16	15,630	15,630
California Statewide Communities Development Authority, Gas Supply Sacramento Municipal Utility District Ser 2010 0.25%, 11/1/40	20,000	20,000
Cape Girardeau County Industrial Development Authority, MO, St Francis Medical Center Ser 2009 B 0.25%, 6/1/39	5,300	5,300
Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C 0.19%, 12/31/47	27,000	27,000
Senior Lien Toll I-495 Hot Lanes Ser 2008 D 0.20%, 12/31/47	27,500	27,500
Central Plains Energy Project, NE, Gas Project No 2 Ser 2009 0.26%, 8/1/39	36,760	36,760
Central Utah Water Conservancy District, Ser 2008 A 0.30%, 4/1/34	8,455	8,455
Ser 2008 B 0.31%, 4/1/32	17,430	17,430
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A 0.26%, 11/1/35	21,825	21,825
Utilities System Sub Lien Ser 2009 C 0.25%, 11/1/28	11,955	11,955
Cook County, IL, Ser 2002 B 0.28%, 11/1/31	32,900	32,900
Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 0.26%, 6/1/16	3,500	3,500
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A 0.28%, 11/1/30	7,475	7,475
Florida State Board Of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 0.25%, 10/15/16	7,800	7,800

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Franklin County, OH, OhioHealth Corp Ser 2009 A 0.23%, 11/15/41	$16,000	$16,000
Gainesville, FL, Utilities System 2007 Ser A 0.23%, 10/1/36	26,000	26,000
Utilities System 2008 Ser B 0.22%, 10/1/38	20,000	20,000
Harris County Hospital District, TX, Senior Lien Ser 2007 ROCs II-R Ser 12075 (BHAC) 0.27%, 8/15/15	21,075	21,075
Senior Lien Ser 2010 0.26%, 2/15/42	3,965	3,965
Harris County Industrial Development Corporation, TX, Baytank Inc Ser 1998 0.24%, 2/1/20	28,400	28,400
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2004 A 0.23%, 11/15/34	25,675	25,675
Ser 2005 I 0.24%, 11/15/29	20,000	20,000
Ser 2006 C ROCs II-R Ser 11564 (BHAC) 0.27%, 11/15/14	4,590	4,590
Ser 2009 B 0.24%, 11/15/26	15,000	15,000
Ser 2009 D 0.24%, 11/15/26	16,000	16,000
Houston, TX, Combined Utility System First Lien Ser 2004 B4 0.27%, 5/15/34	25,700	25,700
Indiana Finance Authority, Sisters of St Francis Health Services Inc Ser 2008 G 0.22%, 9/1/48	20,250	20,250
Trinity Health Ser 2008 D-1 0.22%, 12/1/34	24,340	24,340
Trinity Health Ser 2008 D-2 0.22%, 12/1/34	25,700	25,700
J P Morgan Chase & Co, IL, Finance Authority Advocate Health Care Ser 2010 A, B, C PUTTERs Ser 3628 0.26%, 4/1/17 (b)	16,005	16,005
J P Morgan Chase & Co, NH, Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648 0.26%, 10/1/17 (b)	3,000	3,000
King County, WA, Limited Tax Sewer Ser 2010 A 0.20%, 1/1/40	20,465	20,465

	Face Amount (000)	Value (000)
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D 0.22%, 2/15/38	$21,665	$21,665
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A 0.26%, 8/1/40	19,400	19,400
Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A 0.23%, 2/15/43	17,500	17,500
Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) 0.26%, 7/1/29	9,900	9,900
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3 0.25%, 7/1/40	20,100	20,100
Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390 0.26%, 1/15/14 (b)	6,090	6,090
Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) 0.27%, 5/1/32	12,870	12,870
Michigan State University, Ser 2003 A 0.24%, 2/15/33	19,185	19,185
Ser 2005 0.24%, 2/15/34	11,665	11,665
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005 0.26%, 9/1/40	1,995	1,995
Missouri Health & Educational Facilities Authority, BJC Health System Ser 2008 B 0.23%, 5/15/38	20,500	20,500
BJC Health System Ser 2008 C 0.22%, 5/15/38	15,000	15,000
Sisters of Mercy Health System Ser 2008 D-4 0.23%, 6/1/37	22,000	22,000
Sisters of Mercy Health System Ser 2008 E 0.23%, 6/1/39	20,000	20,000
Murray City, UT, IHC Health Services Inc Ser 2003 B 0.22%, 5/15/36	23,000	23,000
New Castle County, DE, University Courtyard Apartments Ser 2005 0.27%, 8/1/31	8,860	8,860
New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1 0.22%, 12/15/26	20,200	20,200
Sub Lien Ser 2008 Subser B-2 0.25%, 12/15/26	21,100	21,100

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008 0.25%, 8/1/34	$26,040	$26,040
North Carolina Medical Care Commission, Novant Health Obligated Group Ser 2004 A 0.27%, 11/1/34	22,600	22,600
Novant Health Obligated Group Ser 2004 B 0.29%, 11/1/34	3,330	3,330
North Carolina Medical Care Commission, NC 0.26%, 10/1/18	10,305	10,305
Ohio, Common Schools Ser 2006 B 0.23%, 6/15/26	17,230	17,230
Oregon Facilities Authority, PeaceHealth Ser 2008 A 0.20%, 8/1/34	20,000	20,000
PeaceHealth Ser 2008 D 0.24%, 5/1/47	20,000	20,000
Orlando Utilities Commission, FL, Utility System Ser 2008-1 0.21%, 10/1/33	10,000	10,000
Orlando-Orange County Expressway Authority, FL, Ser 2007 A Eagle #20070107 Class A (BHAC) 0.27%, 7/1/42	15,000	15,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2 0.25%, 11/1/38	3,500	3,500
Puttable Floating Option Tax-Exempts Receipts, WA, Washington Ser 2010 B P-FLOATs PT-4658 0.33%, 1/1/24 (b)	6,065	6,065
RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17 0.27%, 3/1/34 (b)	34,600	34,600
RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 0.27%, 4/15/39 (b)	4,500	4,500
Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13 0.27%, 11/1/11 (b)	5,400	5,400
Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15 0.27%, 2/1/12 (b)	19,795	19,795
RBC Municipal Products Trust, Inc., TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14 0.27%, 5/15/34 (b)	7,000	7,000
Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A 0.25%, 3/1/36	8,645	8,645

	Face Amount (000)	Value (000)
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VII-B-1 0.29%, 6/1/32	$31,500	$31,500
South Carolina Jobs - Economic Development Authority, AnMed Health Ser 2009 A 0.26%, 2/1/35	1,000	1,000
South Carolina Transportation Infrastructure Bank, Ser 2003 B-2 0.27%, 10/1/31	21,525	21,525
Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 0.27%, 12/1/24 (b)	1,000	1,000
Texas Transportation Commission, Mobility Fund Ser 2007 Eagle #20070090 Class A 0.26%, 4/1/37	10,000	10,000
Utah Water Finance Agency, Ser 2008 B 0.27%, 10/1/37	10,000	10,000
Ser 2008 B-2 0.27%, 10/1/35	12,435	12,435
Ser 2008 B-4 0.27%, 10/1/36	25,330	25,330
Wake County, NC, Ser 2004 B 0.23%, 4/1/21	14,100	14,100
Washington Higher Education Facilities Authority, Whitman College Ser 2008 0.27%, 1/1/38	29,935	29,935
Washington State, Ser VR-96 B 0.23%, 6/1/20	22,730	22,730
Williamstown, KY, Kentucky League of Cities Funding Trust 2008 Ser A 0.25%, 7/1/38	7,650	7,650
		1,344,398
Total Investments (99.9%) (Cost $1,830,586)		1,830,586
Other Assets in Excess of Liabilities (0.1%)		2,620
Net Assets (100.0%)		$1,833,206

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2011.

AGC  Assured Guaranty Corp.

AGM  Assured Guaranty Municipal Corp.

BANs  Bond Anticipation Notes

BHAC  Berkshire Hathaway Assurance Corp.

COPs  Certificates of Participation

P-FLOATs  Puttable Floating Option Tax-Exempt Receipts

PUTTERS  Puttable Tax-Exempt Receipts

RANs  Revenue Anticipation Notes

ROCs  Reset Option Certificates

TANs  Tax Anticipation Notes

TRANs  Tax and Revenue Anticipation Notes

TRs  Trust Receipts

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of April 30, 2011. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$130,400	$—	$130,400
Daily Variable Rate Bonds	—	142,710	—	142,710
Municipal Bonds & Notes	—	70,498	—	70,498
Put Option Bonds	—	142,580	—	142,580
Weekly Variable Rate Bonds	—	1,344,398	—	1,344,398
Total Tax-Exempt Instruments	—	1,830,586	—	1,830,586
Total Assets	$—	$1,830,586	$—	$1,830,586

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of April 30, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	73.4%
Daily Variable Rate Bonds	7.8
Put Option Bonds	7.8
Commercial Paper	7.1
Other*	3.9
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$274,266	15.0%
Florida	220,645	12.1
Utah	101,290	5.5
New York	101,000	5.5
New Mexico	87,340	4.8
Virginia	86,165	4.7
Missouri	82,800	4.5
Washington	79,945	4.4
Nebraska	77,760	4.2
Indiana	70,290	3.8
North Carolina	62,143	3.4
Colorado	55,780	3.0
California	54,600	3.0
Illinois	52,905	2.9
Tennessee	52,000	2.8
Michigan	48,489	2.6
Massachusetts	40,590	2.2
Oregon	40,000	2.2
Pennsylvania	38,170	2.1
Georgia	36,986	2.0
Maryland	33,900	1.9
Ohio	33,230	1.8
South Carolina	22,525	1.2
Arizona	16,570	0.9
Kentucky	16,295	0.9
Wisconsin	13,272	0.7
Minnesota	10,000	0.6
Nevada	9,770	0.5
Delaware	8,860	0.5
New Hampshire	3,000	0.2
	$1,830,586	99.9%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,940,322		$18,212,075		$7,800,766		$494,375
Investments in Securities of Affiliated Issuers, at Cost	75,000		125,000		200,000		—
Total Investments in Securities, at Cost	4,015,322		18,337,075		8,000,766		494,375
Investments in Securities of Unaffiliated Issuers, at Value	3,940,322		18,212,075		7,800,766		494,375
Investments in Securities of Affiliated Issuers, at Value	75,000		125,000		200,000		—
Total Investments in Securities, at Value(1)	4,015,322		18,337,075		8,000,766		494,375
Cash	10		17		5		6
Receivable for Investments Sold	—		89,999		—		8,375
Interest Receivable	872		2,551		5,072		351
Other Assets	196		713		454		62
Total Assets	4,016,400		18,430,355		8,006,297		503,169
Liabilities:
Payable for Investments Purchased	—		133,001		—		—
Payable for Investment Advisory Fees	284		1,432		429		37
Payable for Portfolio Shares Redeemed	55		1,155		—		—
Payable for Administration Fees	162		759		311		21
Dividends Declared	201		1,076		31		—	@
Payable for Trustees' Fees and Expenses	43		189		79		9
Payable for Professional Fees	46		26		52		23
Payable for Custodian Fees	27		36		32		6
Shareholder Administration Plan Fees Payable — Institutional Select Class	—	@	2		—	@	—
Shareholder Administration Plan Fees Payable — Investor Class	5		—	@	—	@	—
Shareholder Administration Plan Fees Payable — Administrative Class	—	@	—	@	—	@	—
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	@	2		1		—
Distribution and Shareholder Service Plans Fees Payable — Participant Class	—	@	—	@	—	@	—
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	17		—	@	—	@	—
Other Liabilities	14		29		39		4
Total Liabilities	854		137,707		974		100
Net Assets	$4,015,546		$18,292,648		$8,005,323		$503,069
Net Assets Consist Of:
Paid-in-Capital	$4,015,491		$18,292,388		$8,005,041		$503,063
Undistributed Net Investment Income	124		217		277		10
Accumulated Net Realized Gain (Loss)	(69)		43		5		(4)
Net Assets	$4,015,546		$18,292,648		$8,005,323		$503,069
(1) Including: Repurchase Agreements, at Value	$1,702,640		$7,813,995		$5,023,811		$—

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$3,823,166	$18,225,189	$7,853,580	$462,980
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,823,117,800	18,224,862,438	7,853,308,282	462,974,091
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$100	$36,677	$3,100	$30,100
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,003	36,675,583	3,100,230	30,100,140
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$62,105	$3,028	$8,513	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	62,104,694	3,028,226	8,504,897	100,000
Net Asset Value, Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$100	$15,872	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,000	100,000	15,871,548	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$238	$22,931	$122,816	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	237,660	22,930,118	122,814,717	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$1,305	$4,308	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,305,443	4,308,205	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$128,532	$415	$1,342	$9,589
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	128,529,743	414,405	1,341,741	9,588,600
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Statements of Assets and Liabilities

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities, at Cost	$4,789,934		$66,732		$1,830,586
Total Investments in Securities, at Value(1)	4,789,934		66,732		1,830,586
Cash	5		5		263
Receivable for Investments Sold	99,000		5,875		900
Interest Receivable	12,038		253		1,303
Receivable for Portfolio Shares Sold	5,040		—		583
Due from Adviser	—		8		—
Other Assets	211		12		79
Total Assets	4,906,228		72,885		1,833,714
Liabilities:
Payable for Investment Advisory Fees	118		—		187
Payable for Portfolio Shares Redeemed	250		—		84
Payable for Administration Fees	200		2		81
Dividends Declared	19		—	@	13
Payable for Trustees' Fees and Expenses	51		6		32
Payable for Professional Fees	46		17		34
Payable for Custodian Fees	24		5		12
Shareholder Administration Plan Fees Payable — Institutional Select Class	—		—		—	@
Shareholder Administration Plan Fees Payable — Investor Class	—		—		—	@
Shareholder Administration Plan Fees Payable — Administrative Class	—		—		—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—		—		—	@
Distribution and Shareholder Service Plans Fees Payable — Participant Class	—		—		1
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	—		—		49
Other Liabilities	21		18		15
Total Liabilities	729		48		508
Net Assets	$4,905,499		$72,837		$1,833,206
Net Assets Consist Of:
Paid-in-Capital	$4,905,437		$72,843		$1,833,069
Undistributed Net Investment Income (Loss)	62		(6)		218
Accumulated Net Realized Gain (Loss)	—	@	—	@	(81)
Net Assets	$4,905,499		$72,837		$1,833,206
(1) Including: Repurchase Agreements, at Value	$3,423,930		$—		$—

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$4,566,190	$51,288	$1,109,481
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	4,566,134,286	51,288,118	1,109,400,178
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INSTITUTIONAL SELECT CLASS:
Net Assets	$100	$600	$100
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares authorized) (not in 000's)	100,398	600,004	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$110	$100	$1,311
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	109,491	100,000	1,311,039
Net Asset Value, Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$12,163	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	12,162,271	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$78,050	$100	$6,987
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	78,047,356	100,000	6,987,319
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$128	$100	$18,069
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	127,865	100,000	18,067,427
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$248,758	$20,549	$697,158
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	248,755,690	20,549,327	697,111,438
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$6,501		$26,885		$7,412	$497
Interest from Securities of Affiliated Issuers	34		88		54	—
Total Investment Income	6,535		26,973		7,466	497
Expenses:
Investment Advisory Fees (Note B)	2,713		12,538		5,534	427
Administration Fees (Note C)	904		4,179		1,845	142
Registration and Filing Fees	79		117		115	60
Custodian Fees (Note F)	82		228		107	20
Trustees' Fees and Expenses	40		246		96	9
Professional Fees	57		187		59	23
Shareholder Reporting Fees	11		34		15	1
Pricing Fees	—	@	—	@	1	1
Shareholder Administration Plan Fees — Institutional Select Class (Note D)	—	@	21		2	1
Shareholder Administration Plan Fees — Investor Service Class (Note D)	23		2		38	—	@
Shareholder Administration Plan Fees — Administrative Class (Note D)	—	@	—	@	12	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	35		154	—	@
Distribution and Shareholder Servicing Fees — Participant Class (Note D)	12		10		— @	—	@
Distribution and Shareholder Servicing Fees — Cash Management Class (Note D)	99		—	@	1	15
Other Expenses	46		211		131	18
Total Expenses	4,066		17,808		8,110	717
Waiver of Investment Advisory Fees (Note B)	(1,038)		(4,366)		(2,115)	(260)
Waiver of Shareholder Administration Plan Fees — Institutional Select Class (Note D)	—		—		(1)	(1)
Waiver of Shareholder Administration Plan Fees — Investor Service Class (Note D)	—		(—	@)	(21)	(—	@)
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	(—	@)	(—	@)	(10)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(—	@)	(13)		(132)	(—	@)
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	(7)		(7)		(— @)	(—	@)
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(—	@)	(—	@)	(1)	(14)
Net Expenses	3,021		13,422		5,830	442
Net Investment Income	3,514		13,551		1,636	55
Realized Gain (Loss):
Investments Sold	10		56		5	(4)
Net Increase in Net Assets Resulting from Operations	$3,524		$13,607		$1,641	$51

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Statements of Operations

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$4,128		$15		$2,662
Total Investment Income	4,128		15		2,662
Expenses:
Investment Advisory Fees (Note B)	3,584		18		1,472
Administration Fees (Note C)	1,195		6		491
Registration and Filing Fees	83		48		107
Custodian Fees (Note F)	78		8		36
Trustees' Fees and Expenses	76		2		29
Professional Fees	64		14		41
Shareholder Reporting Fees	10		—	@	10
Pricing Fees	—	@	—	@	2
Shareholder Administration Plan Fees — Institutional Select Class (Note D)	—	@	—	@	—	@
Shareholder Administration Plan Fees — Investor Service Class (Note D)	—	@	—	@	1
Shareholder Administration Plan Fees — Administrative Class (Note D)	11		—	@	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	93		—	@	8
Distribution and Shareholder Servicing Fees — Participant Class (Note D)	—	@	—	@	44
Distribution and Shareholder Servicing Fees — Cash Management Class (Note D)	189		11		592
Other Expenses	85		12		50
Total Expenses	5,468		119		2,883
Waiver of Investment Advisory Fees (Note B)	(1,671)		(18)		(472)
Expenses Reimbursed by Advisor (Note B)	—		(76)		—
Waiver of Shareholder Administration Plan Fees — Institutional Select Class (Note D)	(—	@)	(—	@)	(—	@)
Waiver of Shareholder Administration Plan Fees — Investor Service Class (Note D)	(—	@)	(—	@)	(—	@)
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	(10)		(—	@)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(88)		(—	@)	(5)
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	(—	@)	(—	@)	(37)
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(169)		(11)		(269)
Net Expenses	3,530		14		2,100
Net Investment Income	598		1		562
Realized Gain (Loss):
Investments Sold	—	@	—	@	—
Net Increase in Net Assets Resulting from Operations	$598		$1		$562

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,514	$6,169	$13,551	$21,248
Net Realized Gain	10	45	56	300
Net Increase from Payments by Affiliates	—	10,613	—	14,795
Net Increase in Net Assets Resulting from Operations	3,524	16,827	13,607	36,343
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(3,457)	(6,769)	(13,498)	(22,310)
Institutional Select Class:
Net Investment Income	(— @)	(— @)	(50)	(68)
Investor Class:
Net Investment Income	(23)	(2)	(1)	(5)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Advisory Class:
Net Investment Income	(— @)	(— @)	(1)	(6)
Participant Class:
Net Investment Income	(— @)	(1)	(— @)	(1)
Cash Management Class:
Net Investment Income	(34)	(45)	(— @)	(2)
Total Distributions	(3,514)	(6,817)	(13,550)	(22,392)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	13,495,014	23,661,735	68,366,898	81,127,579
Distributions Reinvested	2,155	4,182	5,541	8,661
Redeemed	(12,743,507)	(25,044,805)	(64,215,489)	(79,078,700)
Institutional Select Class:
Subscribed	—	— @	314,894	793,103
Distributions Reinvested	—	—	32	18
Redeemed	—	(— @)	(435,804)	(654,762)
Investor Class:
Subscribed	108,545	7,909	12	10,917
Distributions Reinvested	23	2	1	3
Redeemed	(48,898)	(6,972)	(4,451)	(10,451)
Administrative Class:
Subscribed	—	— @	—	— @
Distributions Reinvested	—	—	—	—
Redeemed	—	(— @)	—	—
Advisory Class:
Subscribed	190	350	21,536	204,100
Distributions Reinvested	—	— @	1	6
Redeemed	(200)	(377)	(27,675)	(293,513)
Participant Class:
Subscribed	4,301	20,240	1,484	1,766
Distributions Reinvested	—	—	— @	1
Redeemed	(8,418)	(48,983)	(1,254)	(11,140)
Cash Management Class:
Subscribed	382,774	257,639	802	12,644
Distributions Reinvested	34	44	— @	1
Redeemed	(382,773)	(277,071)	(2,300)	(14,270)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	809,240	(1,426,107)	4,024,228	2,095,963
Total Increase (Decrease) in Net Assets	809,250	(1,416,097)	4,024,285	2,109,914
Net Assets:
Beginning of Period	3,206,296	4,622,393	14,268,363	12,158,449
End of Period	$4,015,546	$3,206,296	$18,292,648	$14,268,363
Undistributed Net Investment Income Included in End of Period Net Assets	$124	$124	$217	$217

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	13,495,013	23,661,735	68,366,898	81,127,579
Shares Issued on Distributions Reinvested	2,155	4,182	5,541	8,661
Shares Redeemed	(12,743,507)	(25,044,805)	(64,215,489)	(79,078,700)
Net Increase (Decrease) in Institutional Class Shares Outstanding	753,661	(1,378,888)	4,156,950	2,057,540
Institutional Select Class:
Shares Subscribed	—	— @@	314,894	793,103
Shares Issued on Distributions Reinvested	—	—	32	18
Shares Redeemed	—	(— @@)	(435,804)	(654,762)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	—	— @@	(120,878)	138,359
Investor Class:
Shares Subscribed	108,545	7,909	12	10,917
Shares Issued on Distributions Reinvested	23	2	1	3
Shares Redeemed	(48,898)	(6,972)	(4,451)	(10,451)
Net Increase (Decrease) in Investor Class Shares Outstanding	59,670	939	(4,438)	469
Administrative Class:
Shares Subscribed	—	— @@	—	— @@
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	(— @@)	—	—
Net Increase in Administrative Class Shares Outstanding	—	—	—	—
Advisory Class:
Shares Subscribed	190	350	21,536	204,100
Shares Issued on Distributions Reinvested	—	— @@	1	6
Shares Redeemed	(200)	(377)	(27,675)	(293,513)
Net Decrease in Advisory Class Shares Outstanding	(10)	(27)	(6,138)	(89,407)
Participant Class:
Shares Subscribed	4,301	20,240	1,484	1,766
Shares Issued on Distributions Reinvested	—	—	— @@	1
Shares Redeemed	(8,418)	(48,983)	(1,254)	(11,140)
Net Increase (Decrease) in Participant Class Shares Outstanding	(4,117)	(28,743)	230	(9,373)
Cash Management Class:
Shares Subscribed	382,774	257,639	802	12,644
Shares Issued on Distributions Reinvested	34	44	— @@	1
Shares Redeemed	(382,772)	(277,071)	(2,300)	(14,270)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	36	(19,388)	(1,498)	(1,625)

@    Amount is less than $500.

@@    Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,636	$4,284	$55	$161
Net Realized Gain	5	19	(4)	7
Net Increase in Net Assets Resulting from Operations	1,641	4,303	51	168
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,624)	(4,256)	(54)	(158)
Institutional Select Class:
Net Investment Income	(— @)	(7)	(— @)	(— @)
Investor Class:
Net Investment Income	(4)	(11)	(— @)	(1)
Administrative Class:
Net Investment Income	(1)	(3)	(— @)	(— @)
Advisory Class:
Net Investment Income	(6)	(7)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(— @)	(— @)	(1)	(2)
Total Distributions	(1,635)	(4,284)	(55)	(161)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	27,616,366	47,539,615	1,477,501	3,422,682
Distributions Reinvested	929	1,897	47	123
Redeemed	(26,480,957)	(49,219,546)	(1,576,052)	(3,498,910)
Institutional Select Class:
Subscribed	90,000	105	30,000	—
Distributions Reinvested	—	7	— @	—
Redeemed	(87,000)	(200,023)	—	—
Investor Class:
Subscribed	489,310	1,254,875	—	44,000
Distributions Reinvested	1	2	—	1
Redeemed	(580,550)	(1,237,751)	—	(53,902)
Administrative Class:
Subscribed	—	2,001	—	—
Distributions Reinvested	1	3	—	—
Redeemed	(4,696)	(50,281)	—	—
Advisory Class:
Subscribed	20,837	157,500	—	—
Distributions Reinvested	—	2	—	—
Redeemed	(26,075)	(206,983)	—	—
Participant Class:
Subscribed	—	—	—	—
Redeemed	—	—	—	—
Cash Management Class:
Subscribed	—	— @	82,039	27,565
Distributions Reinvested	— @	— @	1	2
Redeemed	(302)	(1,475)	(82,562)	(37,683)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,037,864	(1,960,052)	(69,026)	(96,122)
Total Increase (Decrease) in Net Assets	1,037,870	(1,960,033)	(69,030)	(96,115)
Net Assets:
Beginning of Period	6,967,453	8,927,486	572,099	668,214
End of Period	$8,005,323	$6,967,453	$503,069	$572,099
Undistributed Net Investment Income Included in End of Period Net Assets	$277	$276	$10	$10

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	27,616,366	47,539,615	1,477,501	3,422,682
Shares Issued on Distributions Reinvested	929	1,897	47	123
Shares Redeemed	(26,480,956)	(49,219,546)	(1,576,052)	(3,498,910)
Net Increase (Decrease) in Institutional Class Shares Outstanding	1,136,339	(1,678,034)	(98,504)	(76,105)
Institutional Select Class:
Shares Subscribed	90,000	105	30,000	—
Shares Issued on Distributions Reinvested	—	7	— @@	—
Shares Redeemed	(87,000)	(200,023)	—	—
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	3,000	(199,911)	30,000	—
Investor Class:
Shares Subscribed	489,310	1,254,875	—	44,000
Shares Issued on Distributions Reinvested	1	2	—	1
Shares Redeemed	(580,550)	(1,237,751)	—	(53,902)
Net Increase (Decrease) in Investor Class Shares Outstanding	(91,239)	17,126	—	(9,901)
Administrative Class:
Shares Subscribed	—	2,001	—	—
Shares Issued on Distributions Reinvested	1	3	—	—
Shares Redeemed	(4,695)	(50,281)	—	—
Net Decrease in Administrative Class Shares Outstanding	(4,694)	(48,277)	—	—
Advisory Class:
Shares Subscribed	20,838	157,500	—	—
Shares Issued on Distributions Reinvested	—	2	—	—
Shares Redeemed	(26,075)	(206,983)	—	—
Net Decrease in Advisory Class Shares Outstanding	(5,237)	(49,481)	—	—
Participant Class:
Shares Subscribed	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Participant Class Shares Outstanding	—	—	—	—
Cash Management Class:
Shares Subscribed	—	— @@	82,039	27,565
Shares Issued on Distributions Reinvested	— @@	— @@	1	2
Shares Redeemed	(302)	(1,475)	(82,562)	(37,683)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(302)	(1,475)	(522)	(10,116)

@    Amount is less than $500.

@@    Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)	Six Months Ended April 30, 2011 (unaudited) (000)		Year Ended October 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$598	$1,697	$1		$(11)
Net Realized Gain (Loss)	—	16	—		—	@
Net Increase (Decrease) in Net Assets Resulting from Operations	598	1,713	1		(11)
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(580)	(1,660)	(—	@)	(—	@)
Net Realized Gain	—	—	—		(5)
Institutional Select Class:
Net Investment Income	(— @)	(— @)	(—	@)	(—	@)
Net Realized Gain	—	—	—		(—	@)
Investor Class:
Net Investment Income	(— @)	(1)	(—	@)	(—	@)
Net Realized Gain	—	—	—		(—	@)
Administrative Class:
Net Investment Income	(1)	(3)	(—	@)	(—	@)
Net Realized Gain	—	—	—		(—	@)
Advisory Class:
Net Investment Income	(4)	(9)	(—	@)	(—	@)
Net Realized Gain	—	—	—		(—	@)
Participant Class:
Net Investment Income	(— @)	(— @)	(—	@)	(—	@)
Net Realized Gain	—	—	—		(—	@)
Cash Management Class:
Net Investment Income	(13)	(24)	(1)		(—	@)
Net Realized Gain	—	—	—		(3)
Total Distributions	(598)	(1,697)	(1)		(8)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	14,260,889	26,972,635	61,249		—
Distributions Reinvested	317	842	—	@	5
Redeemed	(14,487,712)	(26,810,111)	(13,156)		(30,221)
Institutional Select Class:
Subscribed	— @	13,750	500		—
Distributions Reinvested	—	—	—	@	—
Redeemed	(— @)	(25,936)	—		—
Investor Class:
Subscribed	—	35,601	—		—
Distributions Reinvested	— @	1	—		—
Redeemed	—	(45,903)	—		—
Administrative Class:
Subscribed	—	35,250	—		—
Distributions Reinvested	1	3	—		—
Redeemed	(7,153)	(44,396)	—		—
Advisory Class:
Subscribed	659,854	1,730,596	—		—
Distributions Reinvested	—	1	—		—
Redeemed	(633,230)	(1,777,263)	—		—
Participant Class:
Subscribed	101	558	—		—
Distributions Reinvested	— @	— @	—		—
Redeemed	(100)	(559)	—		—
Cash Management Class:
Subscribed	129,543	288,060	5,843		—
Distributions Reinvested	12	24	1		3
Redeemed	(138,291)	(295,429)	(956)		(12,186)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(215,769)	77,724	53,481		(42,399)
Total Increase (Decrease) in Net Assets	(215,769)	77,740	53,481		(42,418)
Net Assets:
Beginning of Period	5,121,268	5,043,528	19,356		61,774
End of Period	$4,905,499	$5,121,268	$72,837		$19,356
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$62	$62	$(6)		$(6)

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)	Six Months Ended April 30, 2011 (unaudited) (000)		Year Ended October 31, 2010 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	14,260,889	26,972,635	61,249		—
Shares Issued on Distributions Reinvested	317	842	—	@@	5
Shares Redeemed	(14,487,712)	(26,810,111)	(13,156)		(30,221)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(226,506)	163,366	48,093		(30,216)
Institutional Select Class:
Shares Subscribed	— @@	13,750	500		—
Shares Issued on Distributions Reinvested	—	—	—	@@	—
Shares Redeemed	(— @@)	(25,936)	—		—
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	—	(12,186)	500		—
Investor Class:
Shares Subscribed	—	35,601	—		—
Shares Issued on Distributions Reinvested	— @@	1	—		—
Shares Redeemed	—	(45,903)	—		—
Net Increase (Decrease) in Investor Class Shares Outstanding	—	(10,301)	—		—
Administrative Class:
Shares Subscribed	—	35,250	—		—
Shares Issued on Distributions Reinvested	1	3	—		—
Shares Redeemed	(7,153)	(44,396)	—		—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(7,152)	(9,143)	—		—
Advisory Class:
Shares Subscribed	659,854	1,730,596	—		—
Shares Issued on Distributions Reinvested	—	1	—		—
Shares Redeemed	(633,230)	(1,777,263)	—		—
Net Increase (Decrease) in Advisory Class Shares Outstanding	26,624	(46,666)	—		—
Participant Class:
Shares Subscribed	101	558	—		—
Shares Issued on Distributions Reinvested	— @@	— @@	—		—
Shares Redeemed	(100)	(559)	—		—
Net Increase (Decrease) in Participant Class Shares Outstanding	1	(1)	—		—
Cash Management Class:
Shares Subscribed	129,543	288,060	5,843		—
Shares Issued on Distributions Reinvested	12	24	1		3
Shares Redeemed	(138,292)	(295,429)	(956)		(12,186)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(8,737)	(7,345)	4,888		(12,183)

@    Amount is less than $500.

@@    Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$562	$1,895
Net Realized Loss	—	(83)
Net Increase in Net Assets Resulting from Operations	562	1,812
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(522)	(1,680)
Net Realized Gain	—	(181)
Institutional Select Class:
Net Investment Income	(— @)	(— @)
Net Realized Gain	—	(— @)
Investor Class:
Net Investment Income	(— @)	(1)
Net Realized Gain	—	(— @)
Administrative Class:
Net Investment Income	(— @)	(— @)
Net Realized Gain	—	(— @)
Advisory Class:
Net Investment Income	(— @)	(— @)
Net Realized Gain	—	(1)
Participant Class:
Net Investment Income	(1)	(— @)
Net Realized Gain	—	(2)
Cash Management Class:
Net Investment Income	(39)	(4)
Net Realized Gain	—	(86)
Total Distributions	(562)	(1,955)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	3,216,199	6,210,356
Distributions Reinvested	450	1,371
Redeemed	(3,093,974)	(6,684,281)
Institutional Select Class:
Subscribed	3,687	14,735
Redeemed	(3,687)	(14,735)
Investor Class:
Subscribed	—	1,632
Distributions Reinvested	— @	1
Redeemed	(55)	(6,232)
Administrative Class:
Subscribed	—	—
Redeemed	—	—
Advisory Class:
Subscribed	1,412	3,590
Distributions Reinvested	—	1
Redeemed	(637)	(2,369)
Participant Class:
Subscribed	1,664	4,210
Distributions Reinvested	1	2
Redeemed	(1,525)	(1,859)
Cash Management Class:
Subscribed	1,094,564	1,879,366
Distributions Reinvested	38	88
Redeemed	(1,183,400)	(2,038,156)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	34,737	(632,280)
Total Increase (Decrease) in Net Assets	34,737	(632,423)
Net Assets:
Beginning of Period	1,798,469	2,430,892
End of Period	$1,833,206	$1,798,469
Undistributed Net Investment Income Included in End of Period Net Assets	$218	$218

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2011 (unaudited) (000)	Year Ended October 31, 2010 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	3,216,199	6,210,356
Shares Issued on Distributions Reinvested	450	1,371
Shares Redeemed	(3,093,974)	(6,684,281)
Net Increase (Decrease) in Institutional Class Shares Outstanding	122,675	(472,554)
Institutional Select Class:
Shares Subscribed	3,687	14,735
Shares Redeemed	(3,687)	(14,735)
Net Increase in Institutional Select Class Shares Outstanding	—	—
Investor Class:
Shares Subscribed	—	1,632
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(55)	(6,232)
Net Decrease in Investor Class Shares Outstanding	(55)	(4,599)
Administrative Class:
Shares Subscribed	—	—
Shares Redeemed	—	—
Net Increase in Administrative Class Shares Outstanding	—	—
Advisory Class:
Shares Subscribed	1,412	3,590
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(637)	(2,369)
Net Increase in Advisory Class Shares Outstanding	775	1,222
Participant Class:
Shares Subscribed	1,664	4,210
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(1,525)	(1,859)
Net Increase in Participant Class Shares Outstanding	140	2,353
Cash Management Class:
Shares Subscribed	1,094,564	1,879,366
Shares Issued on Distributions Reinvested	38	88
Shares Redeemed	(1,183,400)	(2,038,156)
Net Decrease in Cash Management Class Shares Outstanding	(88,798)	(158,702)

@    Amount is less than $500.

@@    Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2011 Semi-Annual Report

April 30, 2011

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.10	%‡
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)	—		1.000	0.18	%^^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	—		1.000	0.53	%^^
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	—		1.000	3.46	%#
Year Ended 10/31/07	1.000	0.053		0.000	^	(0.053)	—		1.000	5.42	%##
Year Ended 10/31/06	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000	4.89%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.07	%‡
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	—		1.000	0.13	%^^
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	—		1.000	0.48	%^^
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	—		1.000	3.41	%#
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	—		1.000	5.37	%##
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.84%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.05	%‡
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	—		1.000	0.08	%^^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	—		1.000	0.43	%^^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.36	%#
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	—		1.000	5.32	%##
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.79%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.03	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.04	%^^
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	—		1.000	0.38	%^^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.31	%#
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	—		1.000	5.26	%##
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000	4.73%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	—		1.000	0.31	%^^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000	3.20	%#
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	—		1.000	5.16	%##
Year Ended 10/31/06	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000	4.63%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.001		$(0.001)	$—		$1.000	0.00	%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.21	%^^
Year Ended 10/31/08	1.000	0.029		(0.000	)^	(0.029)	—		1.000	2.95	%#
Year Ended 10/31/07	1.000	0.048		(0.000	)^	(0.048)	—		1.000	4.90	%##
Year Ended 10/31/06	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000	4.40%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.03	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	—		1.000	0.28	%^^
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	—		1.000	3.15	%#
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	—		1.000	5.11	%##
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000	4.70%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$3,823,166	0.16	%*?	N/A	0.22	%*?	0.20	%*?	0.14	%*?
Year Ended 10/31/10	3,069,495	0.16	%?	N/A	0.22	%?	0.16	%?	0.10	%?
Year Ended 10/31/09	4,438,771	0.22%		0.16%	0.27%		0.56%		0.51%
Year Ended 10/31/08	4,655,771	0.12%		0.12%	0.21%		3.41%		3.32%
Year Ended 10/31/07	10,013,524	0.12%		N/A	0.21%		5.28%		5.19%
Year Ended 10/31/06	5,546,418	0.09%		N/A	0.22%		4.89%		4.77%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$100	0.21	%*?	N/A	0.27	%*?	0.15	%*?	0.09	%*?
Year Ended 10/31/10	100	0.21	%?	N/A	0.27	%?	0.11	%?	0.05	%?
Year Ended 10/31/09	100	0.27%		0.21%	0.33	%†	0.64%		0.58%
Year Ended 10/31/08	3,999	0.17%		0.17%	0.26%		3.78%		3.69%
Year Ended 10/31/07	530,874	0.17%		N/A	0.26%		5.28%		5.20%
Year Ended 10/31/06	100	0.14%		N/A	0.27%		5.04%		4.92%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$62,105	0.26	%*?	N/A	0.32	%*?	0.10	%*?	0.04	%*?
Year Ended 10/31/10	2,435	0.26	%?	N/A	0.32	%?	0.06	%?	0.00	%§?
Year Ended 10/31/09	1,491	0.32%		0.26%	0.37%		0.34%		0.29%
Year Ended 10/31/08	3,293	0.23%		0.22%	0.31%		3.15%		3.07%
Year Ended 10/31/07	879	0.22%		N/A	0.31%		5.22%		5.13%
Year Ended 10/31/06	288	0.19%		N/A	0.32%		4.83%		4.70%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$100	0.31	%*?	N/A	0.37	%*?	0.05	%*?	(0.01	)%*?
Year Ended 10/31/10	100	0.30	%?	N/A	0.37	%?	0.02	%?	(0.05	)%?
Year Ended 10/31/09	100	0.37%		0.30%†	0.42%		0.39%		0.34%
Year Ended 10/31/08	100	0.27%		0.27%	0.36%		4.29%		4.20%
Year Ended 10/31/07	23,663	0.27%		N/A	0.36%		5.14%		5.05%
Year Ended 10/31/06	100	0.24%		N/A	0.37%		4.63%		4.50%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$238	0.35	%*?†	N/A	0.47	%*?	0.01	%*?	(0.11	)%*?
Year Ended 10/31/10	248	0.33	%?	N/A	0.47	%?	(0.01	)%?	(0.15	)%?
Year Ended 10/31/09	274	0.47%		0.40%†	0.54	%†	0.44%		0.37%
Year Ended 10/31/08	1,328	0.37%		0.37%	0.46%		2.80%		2.71%
Year Ended 10/31/07	17,235	0.37%		N/A	0.46	%†	5.03%		4.94%
Year Ended 10/31/06	11,642	0.35	%†	N/A	0.46	%†	4.90%		4.78%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$1,305	0.36	%*?†	N/A	0.72	%*?	0.00	%§*?	(0.36	)%*?
Year Ended 10/31/10	5,422	0.34	%?	N/A	0.72	%?	(0.02	)%?	(0.40	)%?
Year Ended 10/31/09	34,092	0.48	%†	0.43%†	0.76	%†	0.18%		(0.10)%
Year Ended 10/31/08	10,286	0.67	%†	0.63%†	0.68	%†	2.39%		2.38%
Year Ended 10/31/07	100	0.62	%†	N/A	0.71%		4.78%		4.68%
Year Ended 10/31/06	271	0.57	%†	N/A	0.70	%†	4.48%		4.35%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$128,532	0.31	%*?	N/A	0.37	%*?	0.05	%*?	(0.01	)%*?
Year Ended 10/31/10	128,496	0.30	%?	N/A	0.46	%?	0.02	%?	(0.14	)%?
Year Ended 10/31/09	147,565	0.48	%†	0.40%†	0.58	%†	0.32%		0.22%
Year Ended 10/31/08	193,811	0.42%		0.42%	0.51%		3.05%		2.96%
Year Ended 10/31/07	239,356	0.42%		N/A	0.51%		4.98%		4.88%
Year Ended 10/31/06	221,503	0.40	%†	N/A	0.53	%†	4.98%		4.85%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.08	%‡
Year Ended 10/31/10	1.000	0.002	††	0.000	^	(0.002)	—		1.000	0.16	%^^
Year Ended 10/31/09	1.000	0.005		0.000	^	(0.005)	—		1.000	0.45	%^^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.37	%#
Year Ended 10/31/07	1.000	0.053		(0.000	)^	(0.053)	(0.000	)^	1.000	5.40	%##
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.86%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000	0.06	%‡
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	—		1.000	0.11	%^^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000	0.40	%^^
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000	3.32	%#
Year Ended 10/31/07	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000	5.34	%##
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.81%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.03	%‡
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	—		1.000	0.06	%^^
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000	0.35	%^^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000	3.26	%#
Year Ended 10/31/07	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000	5.29	%##
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000	4.75%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.30	%^^
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000	3.21	%#
Year Ended 10/31/07	1.000	0.051		(0.000	)^	(0.051)	(0.000	)^	1.000	5.24	%##
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000	4.70%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00	%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.23	%^^
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	—		1.000	3.11	%#
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	(0.000	)^	1.000	5.13	%##
Year Ended 10/31/06	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000	4.60%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00	%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01	%^^
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.15	%^^
Year Ended 10/31/08	1.000	0.028		(0.000	)^	(0.028)	—		1.000	2.85	%#
Year Ended 10/31/07	1.000	0.048		(0.000	)^	(0.048)	(0.000	)^	1.000	4.87	%##
Year Ended 10/31/06	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000	4.37%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.03	%^^
Year Ended 10/31/09	1.000	0.002		(0.000	)^	(0.002)	—		1.000	0.21	%^^
8/14/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	—		1.000	0.43	%‡#

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$18,225,189	0.16	%*?	N/A	0.21%*?	0.16%*?	0.11	%*?
Year Ended 10/31/10	14,068,183	0.16	%?	N/A	0.21%?	0.15%?	0.10	%?
Year Ended 10/31/09	11,996,876	0.21%		0.16%	0.26%	0.47%	0.42%
Year Ended 10/31/08	11,719,680	0.12%		0.12%	0.21%	3.30%	3.21%
Year Ended 10/31/07	23,535,446	0.12%		N/A	0.21%	5.26%	5.17%
Year Ended 10/31/06	17,542,077	0.12%		N/A	0.21%	4.75%	4.66%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$36,677	0.21	%*?	N/A	0.26%*?	0.11%*?	0.06	%*?
Year Ended 10/31/10	157,554	0.21	%?	N/A	0.26%?	0.10%?	0.05	%?
Year Ended 10/31/09	19,172	0.26%		0.20%†	0.32%†	0.80%	0.74%
Year Ended 10/31/08	251,186	0.17%		0.17%	0.26%	3.87%	3.78%
Year Ended 10/31/07	1,097,867	0.17%		N/A	0.26%	5.23%	5.15%
Year Ended 10/31/06	185,442	0.17%		N/A	0.26%	4.83%	4.74%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$3,028	0.26	%*?	N/A	0.31%*?	0.06%*?	0.01	%*?
Year Ended 10/31/10	7,467	0.26	%?	N/A	0.31%?	0.05%?	0.00	%§?
Year Ended 10/31/09	6,990	0.31%		0.26%	0.36%	0.55%	0.50%
Year Ended 10/31/08	20,823	0.22%		0.22%	0.31%	2.95%	2.86%
Year Ended 10/31/07	26,623	0.22%		N/A	0.31%	5.16%	5.07%
Year Ended 10/31/06	5,500	0.22%		N/A	0.31%	4.61%	4.52%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$100	0.30	%*?†	N/A	0.36%*?	0.02%*?	(0.04	)%*?
Year Ended 10/31/10	100	0.29	%?	N/A	0.36%?	0.02%?	(0.05	)%?
Year Ended 10/31/09	100	0.36%		0.30%†	0.42%†	0.85%	0.79%
Year Ended 10/31/08	1,727	0.27%		0.27%	0.36%	3.70%	3.61%
Year Ended 10/31/07	12,589	0.27%		N/A	0.36%	5.11%	5.02%
Year Ended 10/31/06	100	0.27%		N/A	0.36%	4.60%	4.51%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$22,931	0.31	%*?†	N/A	0.46%*?	0.01%*?	(0.14	)%*?
Year Ended 10/31/10	29,069	0.30	%?	N/A	0.46%?	0.01%?	(0.15	)%?
Year Ended 10/31/09	118,342	0.43	%†	0.38%†	0.51%	0.32%	0.24%
Year Ended 10/31/08	181,245	0.37%		0.37%	0.46%	3.14%	3.05%
Year Ended 10/31/07	640,171	0.37%		N/A	0.46%	5.00%	4.91%
Year Ended 10/31/06	62,544	0.37%		N/A	0.46%	4.43%	4.34%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$4,308	0.31	%*?†	N/A	0.71%*?	0.01%*?	(0.39	)%*?
Year Ended 10/31/10	4,078	0.30	%?	N/A	0.71%?	0.01%?	(0.40	)%?
Year Ended 10/31/09	13,436	0.53	%†	0.47%†	0.76%	0.17%	(0.06)%
Year Ended 10/31/08	42,288	0.63	%†	0.62%	0.71%	2.20%	2.12%
Year Ended 10/31/07	3,607	0.62%		N/A	0.70%	4.70%	4.62%
Year Ended 10/31/06	100	0.59	%†	N/A	0.68%†	4.28%	4.19%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$415	0.30	%*?†	N/A	0.36%*?	0.02%*?	(0.04	)%*?
Year Ended 10/31/10	1,912	0.34	%?	N/A	0.45%?	(0.03)%?	(0.14	)%?
Year Ended 10/31/09	3,533	0.46	%†	0.41%†	0.56%	0.28%	0.18%
8/14/08** through 10/31/08	7,277	0.48	%*†	0.44%†	0.52%*†	1.88%*	1.84	%*

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.02%‡
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	1.000	0.06%
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000	0.31%
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)	1.000	2.98%
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	1.000	5.30%
Year Ended 10/31/06	1.000	0.048		—		(0.048)	1.000	4.87%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.01%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	1.000	0.26%
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)	1.000	2.93%
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	1.000	5.24%
Year Ended 10/31/06	1.000	0.047		—		(0.047)	1.000	4.81%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.22%
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)	1.000	2.88%
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	1.000	5.19%
Year Ended 10/31/06	1.000	0.047		—		(0.047)	1.000	4.76%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000	0.19%
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)	1.000	2.83%
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	1.000	5.14%
Year Ended 10/31/06	1.000	0.046		—		(0.046)	1.000	4.71%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000	0.14%
Year Ended 10/31/08	1.000	0.027		0.000	^	(0.027)	1.000	2.73%
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	1.000	5.03%
Year Ended 10/31/06	1.000	0.045		—		(0.045)	1.000	4.60%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.01%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000	0.08%
Year Ended 10/31/08	1.000	0.024		0.000	^	(0.024)	1.000	2.47%
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	1.000	4.77%
Year Ended 10/31/06	1.000	0.043		—		(0.043)	1.000	4.38%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000	0.12%
8/14/08** through 10/31/08	1.000	0.004		0.000	^	(0.004)	1.000	0.36%‡

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$7,853,580	0.15	%*?	N/A	0.21%*?	0.05	%*?	(0.01	)%*?
Year Ended 10/31/10	6,717,236	0.15	%?	N/A	0.21%?	0.07	%?	0.01	%?
Year Ended 10/31/09	8,395,247	0.19%		0.16%	0.25%	0.36%		0.30%
Year Ended 10/31/08	15,198,786	0.13%		0.13%	0.21%	2.77%		2.69%
Year Ended 10/31/07	6,928,113	0.12%		N/A	0.22%	5.12%		5.02%
Year Ended 10/31/06	2,265,613	0.09%		N/A	0.21%	4.76%		4.64%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$3,100	0.17	%*?†	N/A	0.26%*?	0.03	%*?	(0.06	)%*?
Year Ended 10/31/10	100	0.17	%?	N/A	0.26%?	0.05	%?	(0.04	)%?
Year Ended 10/31/09	200,016	0.24%		0.21%	0.29%†	0.27%		0.22%
Year Ended 10/31/08	166,521	0.18%		0.18%	0.26%	3.28%		3.20%
Year Ended 10/31/07	1,347,156	0.17%		N/A	0.27%	4.93%		4.83%
Year Ended 10/31/06	116	0.13	%†	N/A	0.26%	4.67%		4.54%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$8,513	0.20	%*?†	N/A	0.31%*?	0.00	%*?§	(0.11	)%*?
Year Ended 10/31/10	99,752	0.20	%?	N/A	0.31%?	0.02	%?	(0.09	)%?
Year Ended 10/31/09	82,620	0.29%		0.25%†	0.35%	0.23%		0.17%
Year Ended 10/31/08	151,210	0.23%		0.23%	0.31%	2.92%		2.84%
Year Ended 10/31/07	300,198	0.22%		N/A	0.32%	5.09%		4.98%
Year Ended 10/31/06	545,676	0.19%		N/A	0.31%	4.72%		4.60%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$15,872	0.18	%*?†	N/A	0.36%*?	0.02	%*?	(0.16	)%*?
Year Ended 10/31/10	20,567	0.19	%?	N/A	0.36%?	0.03	%?	(0.14	)%?
Year Ended 10/31/09	68,846	0.34%		0.29%†	0.40%	0.24%		0.18%
Year Ended 10/31/08	148,076	0.28%		0.28%	0.36%	2.66%		2.58%
Year Ended 10/31/07	84,339	0.27%		N/A	0.37%	4.98%		4.88%
Year Ended 10/31/06	49,377	0.24%		N/A	0.36%	4.79%		4.67%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$122,816	0.19	%*?†	N/A	0.46%*?	0.01	%*?	(0.26	)%*?
Year Ended 10/31/10	128,054	0.20	%?	N/A	0.46%?	0.02	%?	(0.24	)%?
Year Ended 10/31/09	177,538	0.41	%†	0.37%†	0.50%	0.19%		0.10%
Year Ended 10/31/08	415,974	0.38%		0.38%	0.46%	2.72%		2.64%
Year Ended 10/31/07	365,074	0.37%		N/A	0.47%	4.87%		4.77%
Year Ended 10/31/06	126,760	0.34%		N/A	0.47%†	4.53%		4.40%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$100	0.18	%*?†	N/A	0.71%*?	0.02	%*?	(0.51	)%*?
Year Ended 10/31/10	100	0.20	%?	N/A	0.71%?	0.02	%?	(0.49	)%?
Year Ended 10/31/09	100	0.44	%†	0.40%†	0.75%	0.07%		(0.24)%
Year Ended 10/31/08	100	0.63%		0.63%	0.71%	2.44%		2.36%
Year Ended 10/31/07	100	0.62%		N/A	0.72%	4.66%		4.56%
Year Ended 10/31/06	100	0.55	%†	N/A	0.67%†	4.24%		4.12%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$1,342	0.19	%*?†	N/A	0.36%*?	0.01	%*?	(0.16	)%*?
Year Ended 10/31/10	1,644	0.18	%?	N/A	0.45%?	0.04	%?	(0.23	)%?
Year Ended 10/31/09	3,119	0.42	%†	0.38%†	0.55%	0.13%		0.00	%§
8/14/08** through 10/31/08	4,104	0.48	%*†	0.44%*†	0.53%*†	1.32	%*	1.27	%*

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions from Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.02%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.13%
3/19/08** through 10/31/08	1.000	0.013		0.000	^	(0.013)		1.000	1.27	%‡
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)		1.000	0.09%
3/19/08** through 10/31/08	1.000	0.012		(0.000	)^	(0.012)		1.000	1.24	%‡
Investor Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)		1.000	0.05%
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)		1.000	1.20	%‡
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	1.000	0.04%
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)		1.000	1.17	%‡
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.03%
3/19/08** through 10/31/08	1.000	0.011		0.000	^	(0.011)		1.000	1.11	%‡
Participant Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
3/19/08** through 10/31/08	1.000	0.010		0.000	^	(0.010)		1.000	0.95	%‡
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$1.000	0.01	%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	1.000	0.02%
7/21/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)		1.000	0.43	%‡

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$462,980	0.16	%*?	N/A		0.25	%*?	0.01	%*?	(0.08	)%*?
Year Ended 10/31/10	561,488	0.14	%?	N/A		0.24	%?	0.02	%?	(0.08	)%?
Year Ended 10/31/09	637,586	0.19%		0.16%		0.26%		0.13%		0.06%
3/19/08** through 10/31/08	553,062	0.14	%*	0.12	%*	0.26	%*	1.89	%*	1.77	%*
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$30,100	0.16	%*?†	N/A		0.30	%*?	0.01	%*?	(0.13	)%*?
Year Ended 10/31/10	100	0.15	%?	N/A		0.29	%?	0.01	%?	(0.13	)%?
Year Ended 10/31/09	100	0.23	%†	0.20	%†	0.32	%†	0.09%		0.00	%§
3/19/08** through 10/31/08	100	0.18	%*†	0.17	%*	0.33	%*†	1.98	%*	1.83	%*
Investor Class
Six Months Ended 4/30/11 (unaudited)	$100	0.17	%*?†	N/A		0.35	%*?	0.00	%*?§	(0.18	)%*?
Year Ended 10/31/10	100	0.14	%?	N/A		0.34	%?	0.02	%?	(0.18	)%?
Year Ended 10/31/09	10,001	0.25	%†	0.22	%†	0.38	%†	0.06%		(0.07)%
3/19/08** through 10/31/08	8,407	0.26	%*†	0.23	%*	0.32	%*†	1.42	%*	1.36	%*
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$100	0.17	%*?†	N/A		0.40	%*?	0.00	%*?§	(0.23	)%*?
Year Ended 10/31/10	100	0.15	%?	N/A		0.39	%?	0.01	%?	(0.23	)%?
Year Ended 10/31/09	100	0.28	%†	0.25	%†	0.42	%†	0.04%		(0.10)%
3/19/08** through 10/31/08	100	0.28	%*†	0.27	%*	0.43	%*†	1.88	%*	1.73	%*
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$100	0.17	%*?†	N/A		0.50	%*?	0.00	%*?§	(0.33	)%*?
Year Ended 10/31/10	100	0.15	%?	N/A		0.49	%?	0.01	%?	(0.33	)%?
Year Ended 10/31/09	100	0.29	%†	0.26	%†	0.52	%†	0.03%		(0.20)%
3/19/08** through 10/31/08	100	0.38	%*†	0.37	%*	0.53	%*†	1.78	%*	1.63	%*
Participant Class
Six Months Ended 4/30/11 (unaudited)	$100	0.17	%*?†	N/A		0.75	%*?	0.00	%*?§	(0.58	)%*?
Year Ended 10/31/10	100	0.15	%?	N/A		0.74	%?	0.01	%?	(0.58	)%?
Year Ended 10/31/09	100	0.30	%†	0.27	%†	0.77	%†	0.02%		(0.45)%
3/19/08** through 10/31/08	100	0.64	%*†	0.62	%*	0.79	%*†	1.53	%*	1.38	%*
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$9,589	0.17	%*?†	N/A		0.40	%*?	0.00	%*?§	(0.23	)%*?
Year Ended 10/31/10	10,111	0.14	%?	N/A		0.48	%?	0.02	%?	(0.32	)%?
Year Ended 10/31/09	20,227	0.31	%†	0.28	%†	0.56%		0.03%		(0.22)%
7/21/08** through 10/31/08	42,612	0.48	%*†	0.42	%*	0.52	%*†	1.17	%*	1.13	%*

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.04%
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)	—		1.000	0.08%
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000	2.25%
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000	5.16%
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000	4.82%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—		1.000	0.05%
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000	2.20%
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000	5.11%
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000	4.77%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.04%
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000	2.15%
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000	5.06%
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000	4.71%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.03%
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000	2.10%
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000	5.00%
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000	4.66%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02%
Year Ended 10/31/08	1.000	0.020		0.000	^	(0.020)	—		1.000	2.00%
Year Ended 10/31/07	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000	4.90%
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000	4.56%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/08	1.000	0.018		0.000	^	(0.018)	—		1.000	1.77%
Year Ended 10/31/07	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000	4.64%
Year Ended 10/31/06	1.000	0.042		—		(0.042)	—		1.000	4.33%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	—		1.000	0.01%
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000	0.02%
Year Ended 10/31/08	1.000	0.019		0.000	^	(0.019)	—		1.000	1.96%
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000	4.84%
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000	4.63%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$4,566,190	0.15	%*?	N/A		0.22	%*?	0.02	%*?	(0.05	)%*?
Year Ended 10/31/10	4,792,695	0.15	%?	N/A		0.21	%?	0.04	%?	(0.02	)%?
Year Ended 10/31/09	4,629,315	0.21%		0.15%		0.27%		0.10%		0.04%
Year Ended 10/31/08	8,805,663	0.13%		0.13%		0.21%		1.96%		1.88%
Year Ended 10/31/07	2,836,089	0.10%		N/A		0.23%		4.50%		4.37%
Year Ended 10/31/06	2,189	0.05%		N/A		0.52%		4.29%		3.82%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$100	0.16	%*?†	N/A		0.27	%*?	0.01	%*?	(0.10	)%*?
Year Ended 10/31/10	100	0.16	%?	N/A		0.26	%?	0.03	%?	(0.07	)%?
Year Ended 10/31/09	12,286	0.25	%†	0.17	%†	0.33	%†	0.07%		(0.01)%
Year Ended 10/31/08	75,100	0.18%		0.18%		0.26%		1.85%		1.77%
Year Ended 10/31/07	100	0.11	%†	N/A		0.55	%†	4.98%		4.54%
Year Ended 10/31/06	100	0.10%		N/A		0.95	%†	4.66%		3.81%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$110	0.17	%*?†	N/A		0.32	%*?	0.00	%*?§	(0.15	)%*?
Year Ended 10/31/10	110	0.16	%?	N/A		0.31	%?	0.03	%?	(0.12	)%?
Year Ended 10/31/09	10,411	0.27	%†	0.20	%†	0.38	%†	0.03%		(0.08)%
Year Ended 10/31/08	3,789	0.24	%†	0.22	%†	0.31%		0.79%		0.72%
Year Ended 10/31/07	317	0.17	%†	N/A		0.51	%†	4.76%		4.42%
Year Ended 10/31/06	100	0.15%		N/A		1.00	%†	4.61%		3.76%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$12,163	0.17	%*?†	N/A		0.37	%*?	0.00	%*§?	(0.20	)%*?
Year Ended 10/31/10	19,315	0.17	%?	N/A		0.36	%?	0.02	%?	(0.17	)%?
Year Ended 10/31/09	28,457	0.28	%†	0.22	%†	0.43	%†	0.03%		(0.12)%
Year Ended 10/31/08	111,065	0.28%		0.27%		0.36%		1.35%		1.27%
Year Ended 10/31/07	100	0.21	%†	N/A		0.50	%†	4.84%		4.55%
Year Ended 10/31/06	100	0.20%		N/A		1.05	%†	4.56%		3.71%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$78,050	0.16	%*?†	N/A		0.47	%*?	0.01	%*?	(0.30	)%*?
Year Ended 10/31/10	51,426	0.17	%?	N/A		0.46	%?	0.02	%?	(0.27	)%?
Year Ended 10/31/09	98,091	0.29	%†	0.22	%†	0.53	%†	0.02%		(0.22)%
Year Ended 10/31/08	176,505	0.36	%†	0.36	%†	0.46%		2.01%		1.91%
Year Ended 10/31/07	176,618	0.31	%†	N/A		0.72	%†	4.75%		4.34%
Year Ended 10/31/06	77,083	0.30%		N/A		0.98	%†	4.54%		3.86%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$128	0.16	%*?†	N/A		0.72	%*?	0.01	%*?	(0.55	)%*?
Year Ended 10/31/10	127	0.17	%?	N/A		0.71	%?	0.02%		(0.52	)%?
Year Ended 10/31/09	128	0.29	%†	0.22	%†	0.78	%†	0.01%		(0.48)%
Year Ended 10/31/08	160	0.60	%†	0.60	%†	0.71%		1.93%		1.82%
Year Ended 10/31/07	514	0.56	%†	N/A		1.04	%†	4.58%		4.10%
Year Ended 10/31/06	330	0.53	%†	N/A		1.20	%†	4.41%		3.75%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$248,758	0.17	%*?†	N/A		0.37	%*?	0.00	%*?§	(0.20	)%*?
Year Ended 10/31/10	257,495	0.18	%?	N/A		0.45	%?	0.01	%?	(0.26	)%?
Year Ended 10/31/09	264,840	0.29	%†	0.23	%†	0.58	%†	0.02%		(0.27)%
Year Ended 10/31/08	414,148	0.40	%†	0.39	%†	0.51%		1.23%		1.12%
Year Ended 10/31/07	33,750	0.40	%†	N/A		0.53	%†	4.25%		4.12%
Year Ended 10/31/06	100	0.23	%†	N/A		1.08	%†	4.53%		3.68%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Distributions From Net Realized Gain		Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Investor Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Participant Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000	)^	$—		$1.000
Year Ended 10/31/10	1.000	(0.000	)††^	0.000	^	(0.000	)^	(0.000	)^	1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights (cont'd)

	Total Return		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	0.01	%‡	$51,288	0.11	%*?	0.88	%*?	0.01	%*?	(0.76	)%*?
Year Ended 10/31/10	0.05%		3,195	0.13	%?	0.78	%?	(0.01	)%?	(0.66	)%?
Year Ended 10/31/09	0.04%		33,422	0.11%		0.29%		0.04%		(0.14)%
10/7/08** through 10/31/08	0.00	%‡§	282,625	0.06	%*	0.49	%*	0.05	%*	(0.37	)%*
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	0.01	%‡	$600	0.12	%*?†	0.93	%*?	0.00	%*?§	(0.81	)%*?
Year Ended 10/31/10	0.04%		100	0.14	%?	0.83	%?	(0.02	)%?	(0.71	)%?
Year Ended 10/31/09	0.02%		100	0.14	%†	0.40	%†	0.02%		(0.24)%
10/7/08** through 10/31/08	0.00	%‡§	100	0.06	%*†	0.62	%*†	0.06	%*	(0.50	)%*
Investor Class
Six Months Ended 4/30/11 (unaudited)	0.01	%‡	$100	0.11	%*?†	0.98	%*?	0.01	%*?	(0.86	)%*?
Year Ended 10/31/10	0.03%		100	0.15	%?	0.88	%?	(0.03	)%?	(0.76	)%?
Year Ended 10/31/09	0.02%		100	0.14	%†	0.45	%†	0.02%		(0.29)%
10/7/08** through 10/31/08	0.00	%‡§	100	0.06	%*†	0.66	%*†	0.06	%*	(0.55	)%*
Administrative Class
Six Months Ended 4/30/11 (unaudited)	0.01	%‡	$100	0.11	%*?†	1.03	%*?	0.01	%*?	(0.91	)%*?
Year Ended 10/31/10	0.03%		100	0.15	%?	0.93	%?	(0.03	)%?	(0.81)%
Year Ended 10/31/09	0.02%		100	0.14	%†	0.50	%†	0.02%		(0.34)%
10/7/08** through 10/31/08	0.00	%‡§	100	0.06	%*†	0.72	%*†	0.06	%*	(0.60	)%*
Advisory Class
Six Months Ended 4/30/11 (unaudited)	0.01	%‡	$100	0.11	%*?†	1.13	%*?	0.01	%*?	(1.01	)%*?
Year Ended 10/31/10	0.02%		100	0.16	%?	1.02	%?	(0.04	)%?	(0.90	)%?
Year Ended 10/31/09	0.02%		100	0.14	%†	0.60	%†	0.02%		(0.44)%
10/27/08** through 10/31/08	0.00	%‡§	100	0.11	%*†	0.71	%*†	0.05	%*	(0.55	)%*
Participant Class
Six Months Ended 4/30/11 (unaudited)	0.01	%‡	$100	0.11	%*?†	1.38	%*?	0.01	%*?	(1.26	)%*?
Year Ended 10/31/10	0.01%		100	0.17	%?	1.28	%?	(0.05	)%?	(1.16	)%?
Year Ended 10/31/09	0.02%		100	0.14	%†	0.85	%†	0.02%		(0.69)%
10/27/08** through 10/31/08	0.00	%‡§	100	0.10	%*†	0.96	%*†	0.05	%*	(0.81	)%*
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	0.00	%‡§	$20,549	0.11	%*?†	1.03	%*?	0.01	%*?	(0.91	)%*?
Year Ended 10/31/10	0.02%		15,661	0.17	%?	1.02	%?	(0.05	)%?	(0.90	)%?
Year Ended 10/31/09	0.02%		27,852	0.14	%†	0.61	%†	0.01%		(0.46)%
10/7/08** through 10/31/08	0.00	%‡§	43,693	0.06	%*†	0.76	%*†	0.05	%*	(0.64	)%*

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distributions From Net Realized Gain		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.001		$(0.001)	$—		$1.000	0.05%‡
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	(0.000	)^	1.000	0.12%
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000	0.39%
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)	—		1.000	2.44%
Year Ended 10/31/07	1.000	0.036		—		(0.036)	—		1.000	3.66%
Year Ended 10/31/06	1.000	0.032		—		(0.032)	—		1.000	3.27%
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.02%‡
Year Ended 10/31/10	1.000	0.001	††	0.000	^	(0.001)	(0.000	)^	1.000	0.07%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.34%
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)	—		1.000	2.39%
Year Ended 10/31/07	1.000	0.035		—		(0.035)	—		1.000	3.60%
Year Ended 10/31/06	1.000	0.032		—		(0.032)	—		1.000	3.21%
Investor Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.03%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.29%
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)	—		1.000	2.33%
Year Ended 10/31/07	1.000	0.035		—		(0.035)	—		1.000	3.55%
Year Ended 10/31/06	1.000	0.031		—		(0.031)	—		1.000	3.16%
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.01%‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.25%
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)	—		1.000	2.28%
Year Ended 10/31/07	1.000	0.034		—		(0.034)	—		1.000	3.50%
Year Ended 10/31/06	1.000	0.031		—		(0.031)	—		1.000	3.11%
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.19%
Year Ended 10/31/08	1.000	0.022		(0.000	)^	(0.022)	—		1.000	2.18%
Year Ended 10/31/07	1.000	0.033		—		(0.033)	—		1.000	3.40%
Year Ended 10/31/06	1.000	0.030		—		(0.030)	—		1.000	3.01%
Participant Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—		1.000	0.09%
Year Ended 10/31/08	1.000	0.019		(0.000	)^	(0.019)	—		1.000	1.93%
Year Ended 10/31/07	1.000	0.031		—		(0.031)	—		1.000	3.14%
Year Ended 10/31/06	1.000	0.027		—		(0.027)	—		1.000	2.78%
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000	0.00%§‡
Year Ended 10/31/10	1.000	0.000	††^	0.000	^	(0.000)^	(0.000	)^	1.000	0.01%
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.16%
Year Ended 10/31/08	1.000	0.021		(0.000	)^	(0.021)	—		1.000	2.13%
Year Ended 10/31/07	1.000	0.033		—		(0.033)	—		1.000	3.35%
Year Ended 10/31/06	1.000	0.030		—		(0.030)	—		1.000	3.08%

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Mutual Fund Insurance		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/11 (unaudited)	$1,109,481	0.18	%*?	N/A		0.23	%*?	0.09	%*?	0.04	%*?	N/A
Year Ended 10/31/10	986,806	0.18	%?	N/A		0.22	%?	0.12	%?	0.08	%?	N/A
Year Ended 10/31/09	1,459,441	0.19	%+	0.15	%+	0.25	%+	0.41	%+	0.35	%+	0.01%
Year Ended 10/31/08	1,836,397	0.12	%+	0.12	%+	0.21	%+	2.35	%+	2.25	%+	0.00	%§
Year Ended 10/31/07	2,191,307	0.11%		N/A		0.23%		3.60%		3.47%		N/A
Year Ended 10/31/06	672,514	0.10%		N/A		0.23%		3.14%		3.01%		N/A
Institutional Select Class
Six Months Ended 4/30/11 (unaudited)	$100	0.23	%*?	N/A		0.28	%*?	0.04	%*?	(0.01	)%*?	N/A
Year Ended 10/31/10	100	0.23	%?	N/A		0.27	%?	0.07	%?	0.03	%?	N/A
Year Ended 10/31/09	100	0.24	%+	0.20	%+	0.30	%+	0.44	%+	0.38	%+	0.01%
Year Ended 10/31/08	100	0.17	%+	0.17	%+	0.26	%+	2.28	%+	2.18	%+	0.00	%§
Year Ended 10/31/07	100	0.16%		N/A		0.29	%†	3.54%		3.41%		N/A
Year Ended 10/31/06	100	0.15%		N/A		0.29	%†	3.16%		3.02%		N/A
Investor Class
Six Months Ended 4/30/11 (unaudited)	$1,311	0.26	%*?†	N/A		0.33	%*?	0.01	%*?	(0.06	)%*?	N/A
Year Ended 10/31/10	1,366	0.27	%?	N/A		0.32	%?	0.03	%?	(0.02	)%?	N/A
Year Ended 10/31/09	5,966	0.29	%+	0.25	%+	0.36	%†+	0.25	%+	0.18	%+	0.01%
Year Ended 10/31/08	2,003	0.22	%+	0.22	%+	0.31	%+	2.71	%+	2.61	%+	0.00	%§
Year Ended 10/31/07	24,243	0.21%		N/A		0.33%		3.48%		3.36%		N/A
Year Ended 10/31/06	3,052	0.20%		N/A		0.31	%†	3.26%		3.15%		N/A
Administrative Class
Six Months Ended 4/30/11 (unaudited)	$100	0.26	%*?†	N/A		0.38	%*?	0.01	%*?	(0.11	)%*?	N/A
Year Ended 10/31/10	100	0.29	%?	N/A		0.37	%?	0.01	%?	(0.07	)%?	N/A
Year Ended 10/31/09	100	0.33	%†+	0.29	%†+	0.40	%+	0.25	%+	0.18	%+	0.01%
Year Ended 10/31/08	100	0.27	%+	0.27	%+	0.36	%+	2.26	%+	2.16	%+	0.00	%§
Year Ended 10/31/07	100	0.26%		N/A		0.39	%†	3.44%		3.31%		N/A
Year Ended 10/31/06	100	0.25%		N/A		0.39	%†	3.06%		2.92%		N/A
Advisory Class
Six Months Ended 4/30/11 (unaudited)	$6,987	0.26	%*?†	N/A		0.48	%*?	0.01	%*?	(0.21	)%*?	N/A
Year Ended 10/31/10	6,213	0.29	%?	N/A		0.47	%?	0.01	%?	(0.17	)%?	N/A
Year Ended 10/31/09	4,990	0.39	%†+	0.35	%†+	0.50	%+	0.18	%+	0.07%		0.01%
Year Ended 10/31/08	4,756	0.37	%+	0.37	%+	0.46	%+	2.21	%+	2.11	%+	0.00	%§
Year Ended 10/31/07	59,851	0.36%		N/A		0.49	%†	3.34%		3.21%		N/A
Year Ended 10/31/06	32,141	0.35%		N/A		0.48%		2.76%		2.63%		N/A
Participant Class
Six Months Ended 4/30/11 (unaudited)	$18,069	0.26	%*?†	N/A		0.73	%*?	0.01	%*?	(0.46	)%*?	N/A
Year Ended 10/31/10	17,929	0.29	%?	N/A		0.72	%?	0.01	%?	(0.42	)%?	N/A
Year Ended 10/31/09	15,578	0.50	%†+	0.45	%†+	0.75	%+	0.11	%+	(0.14	)%+	0.01%
Year Ended 10/31/08	22,683	0.62	%+	0.62	%+	0.71	%+	1.90	%+	1.80	%+	0.00	%§
Year Ended 10/31/07	19,443	0.62	%†	N/A		0.72	%†	3.13%		3.03%		N/A
Year Ended 10/31/06	100	0.57	%†	N/A		0.70	%†	2.74%		2.61%		N/A
Cash Management Class
Six Months Ended 4/30/11 (unaudited)	$697,158	0.26	%*?†	N/A		0.38	%*?	0.01	%*?	(0.11	)%*?	N/A
Year Ended 10/31/10	785,955	0.30	%?	N/A		0.47	%?	0.00	%?§	(0.17	)%?	N/A
Year Ended 10/31/09	944,717	0.44	%†+	0.39	%†+	0.56	%†+	0.19	%+	0.07	%+	0.01%
Year Ended 10/31/08	1,337,200	0.42	%+	0.42	%+	0.51	%+	1.95	%+	1.85	%+	0.00	%§
Year Ended 10/31/07	907,577	0.41%		N/A		0.53%		3.28%		3.16%		N/A
Year Ended 10/31/06	188,740	0.40	%†	N/A		0.51	%†	3.17%		3.06%		N/A

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011

Notes to Financial Highlights

††  Per share amount is based on average shares outstanding.

^  Amount is less than $0.0005 per share.

?  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

^^  The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios' total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios. (See Note H-1 within the Notes to Financial Statements).

#  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.34%, 3.29%, 3.23%, 3.18%, 3.08%, 2.82% and 3.03%, respectively. Without this reimbursement, the total returns for the Prime Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory and Participant Classes were 3.21%, 3.16%, 3.11%, 3.06%, 2.96%, 2.70% and 0.43%, respectively.

##  The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.35%, 5.30%, 5.25%, 5.20%, 5.09%, 4.83% and 5.04%, respectively. Without this reimbursement, the total returns for the Prime Portfolio's Institutional, Institutional Select, Investor, Administrative, Advisory and Participant Classes were 5.24%, 5.19%, 5.14%, 5.08%, 4.98%, and 4.72%, respectively.

†  Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans' (the "plans") fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans' fees during the period for each share class, (4) changes in the Portfolios' expense cap during the year, (5) voluntarily waivers to the plans' fees for each share class, or (6) a combination of the previous points.

§  Amount is less than 0.005%.

‡  Not Annualized.

*  Annualized.

+  The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets".

**  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund offers up to seven different classes of shares for certain Portfolios — Institutional Class, Institutional Select Class (formerly Service Class), Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

As of December 23, 2008, the Treasury Securities Portfolio was closed to new investors. Existing shareholders may maintain their shares in the Portfolio, reinvested dividends or redeem shares, but can not add to their current balance or replenish balances if they have since redeemed. As of April 1, 2011, the Treasury Securities Portfolio was reopened to new investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

2.  Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

On January 21, 2010, the FASB issued Accounting Standards Update ("ASU") 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which was adopted for fiscal years and interim periods beginning after December 15, 2009 as disclosed in the Fair Valuation Measurements summary at the end of the Portfolios of Investments. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

4.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on a "first-in-first-out" basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, provides investment advisory services under the terms of an Investment Advisory Agreement (the "Agreement") at the annual rates of the average daily net assets indicated below. The Adviser has agreed to reduce its advisory fee and/or reimburse expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee waiver and/or expense reimbursement is expected to continue until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
Class	Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35	0.35

	Maximum Expense Ratio
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35

The Adviser may also waive additional advisory fees and/or reimburse expenses to the extent a Portfolio's total expenses exceed total income on a daily basis. The Ratio of Expenses to Average Net Assets disclosed in the Portfolios' Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio's average daily net assets.

Under a sub-administration agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Service and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. (the "Distributor"), a wholly-owned subsidiary of MS Investment Management and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund.

The Fund has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15% of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Distribution Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly distribution fee at an annual rate of up to 0.25% and 0.10% of the average daily net assets of each such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Fund.

The Fund has also entered into a Shareholder Service Plan with respect to its Participant Class and Cash Management Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly service fee at an annual rate of up to 0.25% and 0.05% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders.

The Distributor has voluntarily agreed to reduce its distribution fees to the extent total expenses exceed total income on a daily basis for any class of shares in a Portfolio. The Distributor may terminate these additional waivers at any time.

On December 13, 2010, the Service Class was renamed the Institutional Select Class.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services").

F. Custodian Fees: State Street Bank and Trust Company (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statements of Operations.

G. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended October 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

	2010 Distributions Paid From:			2009 Distributions Paid From:
Portfolio	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Long- term Capital Gain (000)
Money Market	$6,817	$—	$—	$26,028	$—	$—
Prime	22,392	—	—	58,432	—	—
Government	4,177	—	107	43,699	—	—
Government Securities	157	—	4	915	—	—
Treasury	1,697	—	—	6,675	—	—
Treasury Securities	8	—	—	64	—	—
Tax-Exempt	118	1,685	152	606	9,316	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences are generally due to distribution reclass, net operating loss, capital infusion and/or gain on the sale of deferred compensation assets. These resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2010:

Portfolio	Accumulated Undistributed (Distribution in Excess of) Net Investment income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Money Market	$1	$11,611	$(11,612)
Prime	(6)	20,801	(20,795)
Government	125	(125)	— @
Government Securities	6	(7)	1
Treasury	16	(15)	(1)
Treasury Securities	(13)	8	5
Tax-Exempt	8	1	(9)

@ Amount is less than $500.

At October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)		Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
Money Market	$356		$—	$—
Prime	1,935		—	—
Government	626		—	—
Government Securities	19		—	—
Treasury	256		—	—
Treasury Securities	—		—	—
Tax-Exempt	—	@	268	—

@ Amount is less than $500.

At April 30, 2011, cost for U.S. Federal income tax purposes for the investments of the Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$4,015,315
Prime	18,337,040
Government	8,000,785
Government Securities	494,377
Treasury	4,790,003
Treasury Securities	66,734
Tax-Exempt	1,830,588

At October 31, 2010, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016	2018	Total
Money Market	$81	$—	$81
Prime	13	—	13
Tax-Exempt	—	82	82

During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Money Market	$10,660
Prime	15,101

H. Transactions and Capital Infusions by Affiliates:

1.  Capital Infusions by Affiliate: On September 25, 2009, the Money Market and the Prime Portfolios received $1,000,000 and $6,000,000, respectively, as non recourse voluntary capital contributions from the Adviser. These voluntary capital contributions were intended to increase the Portfolios' amortized cost net asset value per share. The Adviser did not receive any consideration in return for these capital contributions and no repayment or future consideration is expected.

On June 25, 2010, the Money Market and the Prime Portfolios received $10,613,133 and $14,795,806, respectively, as non recourse voluntary capital contributions from the Adviser. These voluntary capital contributions were intended to increase the Portfolio's amortized cost net asset value per share. The Adviser did not receive any consideration in return for these capital contributions and no repayment or future consideration is expected.

2.  Transactions with Affiliates: For the six months ended April 30, 2011, the following Portfolios had transactions with Citigroup, Inc., and its affiliated broker/dealers which may be deemed to be affiliates of the Investment Adviser, Distributor and Administrator under Section 17 of the 1940 Act.

Portfolio	Market Value October 31, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Interest Income (000)	Market Value April 30, 2011 (000)
Money Market	$120,000	$8,060,000	$8,105,000	$34	$75,000
Prime	280,000	20,265,000	20,420,000	88	125,000
Government	100,000	22,100,000	22,000,000	54	200,000

I. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2011, approximately 3.72% of the net assets of the Tax-Exempt Portfolio are

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Notes to Financial Statements (cont'd)

covered by such insurance. The insurers and their obligations are as follows:

Insurers	Percentage of Net Assets
AGC	0.04%
AGM	0.54
BHAC	3.14

At April 30, 2011, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	55.21%	14.72%	35.35%	44.79%
Institutional Select Class	—	100.00	96.77	99.67
Investor Class	99.45	100.00	91.91	—
Administrative Class	—	—	88.09	—
Advisory Class	99.07	95.59	96.06	—
Participant Class	92.34	98.90	—	—
Cash Management Class	13.61	93.58	92.54	56.16

	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	14.75%	—	13.57%
Institutional Select Class	—	83.33%	—
Investor Class	—	—	92.04
Administrative Class	100.00	—	—
Advisory Class	97.40	—	94.69
Participant Class	21.79	—	99.45
Cash Management Class	23.37	65.21	—

J. Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Liquidity Funds (collectively, the "Fund") is required by federal law to provide you with a copy of their privacy policy (the "Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

U.S. Privacy Policy (cont'd)

a. Information We Disclose to Our Affiliated Companies.

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING OF CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

U.S. Privacy Policy (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (888) 378-1630
Monday–Friday between 8 a.m. and 6 p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Institutional Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Institutional Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

2011 Semi-Annual Report

April 30, 2011 (unaudited)

Trustee and Officer Information

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Officers

Michael E. Nugent
Chairperson of the Board and Director

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111-2101

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarters posted to the Morgan Stanley public website. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1-(888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(888) 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(888) 378-1630.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

© 2011 Morgan Stanley

MSILFSAN
IU11-01324P-Y04/11

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 21, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2011